AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 29, 2017.

No. 811-23322

No. 333-[      ]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No.	☐

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No.	☐

(Check appropriate box or boxes)

ACACIA TRUST

(Exact Name of Registrant as Specified in Charter)

825 Third Avenue

35th Floor

New York, NY 10022

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  212.755.2530

Name and Address of Agent for Service:	With a copy to:
Dean A Christiansen	Stacy L. Fuller
825 Third Avenue, 35th Floor	K&L Gates LLP
New York, NY 10022	1601 K Street NW
Washington, D.C. 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this registration statement.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that the registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said section 8(a), may determine.

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus

Statement of Additional Information

Part C of Form N-1A

Signature Page

Exhibit Index

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Subject to Completion

Preliminary Prospectus

Dated December 29, 2017

Prospectus

[DATE], 2018

Acacia 10:30 am U.S. Government 1-Day Overnight Term RepoETFSM (RPOG)

Acacia 10:30 am U.S. Government 7-Day Maximum Term RepoETFSM (RPO_)

This Prospectus provides important information about the Acacia 10:30 am U.S. Government 1-Day Overnight Term RepoETFSM and the Acacia 10:30 am U.S. Government 7-Day Maximum Term RepoETFSM (the “Funds”), each a series of Acacia Trust (“Trust”), that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Funds (“Shares”) are listed and traded on the NYSE Arca, Inc. (“Exchange”).

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Funds’ Statement of Additional Information dated [DATE], 2018 (“SAI”) (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

- ii -

FUND SUMMARY

Acacia 10:30 am U.S. Government 1-Day Overnight Term RepoETFSM

Investment Objective

The Fund seeks current income consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee:	0.15%
Distribution and/or Service (12b-1) fees:[1]	0.00%
Other Expenses:[2]	0.00%
Total Annual Fund Operating Expenses:[2]	0.15%
Fee Waiver and/or Expense Reimbursement:[2,3]	0.12%
Net Annual Fund Operating Expenses:[2]	0.03%

1 Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved of any such fee payments under the plan.

2 Based on estimated amounts for the current fiscal year; actual expenses may vary.

3 The Fund’s adviser, Acacia Asset Management LLC (“Adviser”) has contractually agreed to waive its fees and reimburse expenses of the Fund so that its management fee is limited to 0.03% of average net assets until [DATE]. This contractual agreement can only be changed with approval of the Fund’s Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $100,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$XX	$XX

Portfolio Turnover

The Fund bears transaction costs, (such as spreads between bid and ask prices) when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, by 10:30 am ET each Business Day, on a daily basis, in repurchase agreements (“Repos”) with overnight maturity (“overnight repos”) that are fully collateralized by U.S. Government Securities. Under normal market conditions, the Fund will invest at least 80% of the value of its net assets in overnight repos that are fully collateralized by U.S. Government Securities.

The Adviser deems an overnight repo to be “fully collateralized” only if the Fund receives from its Financing Counterparty, for maintenance in the Fund’s custody account(s), U.S. Government Securities or cash instruments (“Collateral”) having a market value equal to or greater than the Resale Price.

The Adviser defines “U.S. Government Securities” as:

•    Bills, bonds and notes that are under 10 years in maturity, and issued and guaranteed by the U.S. Treasury (“Treasuries”);

•    Securities issued by any department, agency, instrumentality or establishment of the U.S. government, which are guaranteed by the U.S. government (“Guaranteed Agency Securities”);

•    Securities issued by any department, agency, instrumentality, establishment or Government Sponsored Entity (“GSE”) of the U.S. government (“Agency Securities”); and

•    Mortgage-backed securities, including trust receipts, fixed and adjustable rate pass-throughs and strips, issued or guaranteed by the Federal National Mortgage Corporation, the Government National Mortgage Association or the Federal Home Loan Mortgage Corporation (“Agency MBS”).

Under normal market conditions, the Fund’s overnight repos will

Overnight Repos are contracts between an investor and a Financing Counterparty pursuant to which the investor agrees to buy at a certain price (the “Sale Price”), for cash, certain securities of the Financing Counterparty and resell them to the Financing Counterparty at a different price (the “Resale Price”), for cash, the next day.

The Repo Rate represents the investor’s annualized rate of return in the transaction before fees and expenses.

Financing Counterparties are market participants who have Collateral that investors, including the Fund, are willing to buy from, and return such Collateral to such Financing Counterparties the next day in exchange for a higher Resale Price.

be collateralized by cash or U.S. Government Securities —

•    up to 100% of which may be cash;

•    between 10-100% of which may be Treasuries;

•    up to 90% of which may be Guaranteed Agency Securities;

•    up to 90% of which may be Agency Securities;

•    up to 20% of which may be Small Business Administration 7(a) loan pool securities; and

•    up to 75% of which may be Agency MBS.

The Fund bears the risk that a Financing Counterparty may default on, or fail to honor (or settle) its obligations. To mitigate the risk of a Financing Counterparty bankruptcy, the Fund intends to hold all Collateral in an account at the Fund’s custodian; to settle all cash purchases of its Shares on or before 10:30 a.m. daily and, on each Business Day, only enter into overnight repos, the cash for which is in the Fund’s account at its custodian or is confirmed by is custodian as pending for deposit into the Fund’s account. In addition, the Adviser will perform a qualitative analysis of each potential Fund counterparty. As part of this analysis, the Adviser will review the credit rating, if any, of each Financing Counterparty. The Fund, however, is not restricted to entering into overnight repos with Financing Counterparties of a particular credit quality and may engage in overnight repos with Financing Counterparties that have received any, or no, credit rating.

On any day the Fund has excess cash, the Fund may invest all or a portion of such excess cash in short duration fixed income exchange-traded funds (“ETFs”) and money market funds that invest principally in Treasuries. The Fund may invest up to 20% of its net assets in such ETFs and money market funds and generally invests in ETFs and money market funds that are rated “AAA” by at least one rating agency.

In adverse market, economic, political or other conditions, the Fund may assume a defensive position and may invest up to 100% of its total assets in cash and U.S. Government Securities. The Adviser defines adverse market conditions to include market conditions in which the Repo Rate is less than or equal to 0.00%.

The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index.

Principal Risks

There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investors buying or selling Shares in the secondary market will normally pay brokerage commissions or other charges imposed by brokers as determined by such brokers. These commissions and charges could significantly reduce or even eliminate any positive return from an investment in Shares. The following risks are described in alphabetical order and not in the order of importance or potential exposure.

Agency Securities Risk. While Treasuries and Guaranteed Agency Securities are backed by the full faith and credit of the U.S. government, not all U.S. Government Securities are. Such securities involve a greater risk of non-payment of principal and interest. Any downgrade of the credit rating of Treasuries may result in a downgrade of the credit rating of other U.S. Government Securities.

Collateral Risk. Although the Fund will only engage in overnight repos for which it has obtained collateral (which will be marked-to-market on a daily basis) equal to at least 101% of the Resale Price, the value of the Collateral may decrease so that it does not fully collateralize the Resale Price of the overnight repo. Under such circumstances, if the Financing Counterparty either fails to provide additional Collateral or fails to repurchase the Collateral at the Resale Price, the Fund may lose money.

Defensive Position Risk. Anytime the Fund is in a defensive position, it should not be expected to achieve its investment objective and investors should carefully consider whether purchasing or continuing to hold Shares during such periods is appropriate, given their investment goals.

ETF Risks.

Transaction Cost Risk. Investors transacting in Shares on the secondary market are expected to pay brokerage commissions that may erode any profits earned on an investment in Shares. Before investing in Shares, investors should consider the extent to which, given the amount of Shares they are purchasing or selling, their round-trip brokerage commission will offset potential gains.

Premium-Discount Risk. The Shares may trade above or below their net asset value, or NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Financing Counterparty Risk. The Fund will engage in overnight repos with third parties (i.e., Financing Counterparties). The Fund bears the risk that such Financing Counterparties may default on, or fail to honor (or settle) their obligations. Under such circumstances, the Fund may lose money.

Fixed Income Risk. A decline in an issuer's credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. The U.S. Government Securities which will collateralize the Fund’s overnight repos and fixed income securities are subject to these risks.

Income Risk. The Fund’s income may decline when interest rates fall because of its exposure to short duration securities.

Income Accumulation Risk. The instruments in which the Fund will invest are expected to pay interest income daily to the Fund, which the Fund will distribute monthly. Accordingly, during each calendar month, income will accrue to the NAV and may be reflected in the secondary market price of Shares. On the first day of each month, such interest income will be distributed by the Fund to holders of Shares as of the last day of the previous month. The NAV will be reduced by the amount of such distributed interest income. This Fund may not be appropriate for investors, who, for tax or other reasons, wish to avoid earning income.

Interest Rate Risk. The market value of fixed income securities, and financial instruments related to fixed income securities, generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities (such as the U.S. Government Securities which will collateralize the Fund’s overnight repos) is likely to decrease.

Investing in Other Investment Companies Risk. To the extent the Fund invests in ETFs or other investment companies, its performance will be affected by the performance of those other investment companies investments, as well as to the other investment companies’ expenses.

Investment Risk. When you sell Shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that the Fund will achieve its investment objective. This could result in the Fund underperforming comparable investment vehicles.

Mortgage-Backed Securities Risk. Mortgage-backed securities (“MBS”) represent interests in “pools” of mortgages. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying mortgages, particularly during periods of economic downturn. MBS securities held as Collateral may also be more sensitive to interest rate changes and subject to greater price volatility.

New Adviser Risk.  The Adviser has no previous experience advising U.S. registered investment companies.

Non-Diversification Risk. The Fund is non-diversified. As a non-diversified fund, the Fund will be subject to more investment risk and potential for volatility than a diversified fund because its portfolio may include only a limited number of U.S. Government Securities and/or Financing Counterparties.

Not a Money Market Fund Risk. The Fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. The Fund does not seek to maintain a stable net asset value of $1.00 per share.

Operational Risk. If the trading and clearance-and-settlement systems on which the Fund relies fail, the Fund may have difficulty identifying the cash in its accounts for investing in overnight repos and could commit to too many or too few transactions. Under such circumstances, the Fund may fail to settle one or more transactions and lose money.

Repurchase Agreement Risk. Repos are subject to the risk of failure. A Repo “fails” if either party to the trade does not perform its obligations at either the onset, during the course of such Repo or at the maturity of a Repo transaction – either the Financing Counterparty does not deliver or maintain the agreed market value of securities acceptable to the Fund during the term of the Repo, or the Fund does not deliver the agreed upon cash to the Financing Counterparty. Counterparties, on either side, may claim compensation in the case of a fail; however, obtaining compensation can be a timely and expensive process and, therefore, may not be pursued, or even if pursued, may not be successful. If there is a failure to deliver cash collateral, the Fund may have to borrow cash, subject to the borrowing limits of the Investment Company Act of 1940 Act, to make payments on its cash obligations.

Treasuries Risk. U.S. Treasury obligations may pay relatively lower interest rates than other securities. Changes in the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Valuation Risk. Repos are not exchange traded, and pricing services do not provide Repo rates. Rather, the Repo market is a “voice traded” market: participants in the Repo market discover the Repo Rate by calling other participants in the market and determining the market rate for particular amounts of cash and particular kinds of Collateral. Thus, the Fund’s investments in Repos will be fair valued. Fair valuation is necessarily subjective and may result in the Fund applying a different price to certain investments than another fund may apply to the same investments.

Performance

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Investment Adviser

Acacia Asset Management LLC serves as the Adviser of the Fund.

Portfolio Managers

[________] is a Managing Director and Senior Portfolio Manager for the Adviser. [She/He] is the portfolio manager for the Fund and has managed the Fund since its inception in 2018.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares on a continuous basis only in blocks of a minimum of 100,000 Shares, called “Creation Units.” Creation Units are issued and redeemed in-kind for securities and/or for cash.

Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV.

Tax Information

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you as long-term capital gain to the extent reported by the Fund as “capital gain dividends,” and may also be subject to state or local taxes. Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account. You should consult with your tax advisor regarding the tax effects of your investment in the Shares.

Purchases Through Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND

This Prospectus does not describe all of the Fund’s investment practices. For more information about other types of investments the Fund may make, and about the risks of investing in the Fund, please see the Fund’s SAI, which is available upon request.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT Objective

The Fund may change its investment objectives without shareholder approval, although it does not currently intend to do so.

FUND SUMMARY

Acacia 10:30 am U.S. Government 7-Day Maximum Term RepoETFSM

Investment Objective

The Fund seeks current income consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee:	0.15%
Distribution and/or Service (12b-1) fees:[1]	0.00%
Other Expenses:[2]	0.00%
Total Annual Fund Operating Expenses:[2]	0.15%
Fee Waiver and/or Expense Reimbursement:[2,3]	0.12%
Net Annual Fund Operating Expenses:[2]	0.03%

1 Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved of any such fee payments under the plan.

2 Based on estimated amounts for the current fiscal year; actual expenses may vary.

3 The Fund’s adviser, Acacia Asset Management LLC (“Adviser”) has contractually agreed to waive its fees and reimburse expenses of the Fund so that its management fee is limited to 0.03% of average net assets until [DATE]. This contractual agreement can only be changed with approval of the Fund’s Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $100,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$XX	$XX

Portfolio Turnover

The Fund bears transaction costs, (such as spreads between bid and ask prices) when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of the value of its net assets in repurchase agreements (“Repos”) with maturities not exceeding seven days (“term repos”) that are fully collateralized by U.S. Government Securities. The Fund normally will invest by 10:30 am ET each Business Day in term repos that are fully collateralized by U.S. Government Securities. The Fund will not invest in Repos with a term greater than seven days.

The Adviser deems a term repo to be “fully collateralized” only if the Fund receives from its Financing Counterparty, for maintenance in the Fund’s custody account(s), U.S. Government Securities or cash instruments (“Collateral”) having a market value equal to or greater than the Resale Price.

The Adviser defines “U.S. Government Securities” as:

•    Bills, bonds and notes that are under 10 years in maturity, and issued and guaranteed by the U.S. Treasury (“Treasuries”);

•    Securities issued by any department, agency, instrumentality or establishment of the U.S. government, which are guaranteed by the U.S. government (“Guaranteed Agency Securities”);

•    Securities issued by any department, agency, instrumentality, establishment or Government Sponsored Entity (“GSE”) of the U.S. government (“Agency Securities”); and

•    Mortgage-backed securities, including trust receipts, fixed and adjustable rate pass-throughs and strips, issued or guaranteed by the Federal National Mortgage Corporation, the Government National Mortgage Association or the Federal Home Loan Mortgage Corporation (“Agency MBS”).

Repos are contracts between an investor and a Financing Counterparty pursuant to which the investor agrees to buy at a certain price (the “Sale Price”), for cash, certain securities of the Financing Counterparty and resell them to the Financing Counterparty at a different price (the “Resale Price”), for cash, on the date it terminates.

The Repo Rate represents the investor’s annualized rate of return in the transaction before fees and expenses.

Financing Counterparties are market participants who have Collateral that investors, including the Fund, are willing to buy from, and return such Collateral to such Financing Counterparties the next day in exchange for a higher Resale Price.

Under normal market conditions, the Fund’s term repos will be collateralized by cash or U.S. Government Securities —

•    up to 100% of which may be cash;

•    between 10-100% of which may be Treasuries;

•    up to 90% of which may be Guaranteed Agency Securities;

•    up to 90% of which may be Agency Securities;

•    up to 20% of which may be Small Business Administration 7(a) loan pool securities; and

•    up to 75% of which may be Agency MBS.

The Fund bears the risk that a Financing Counterparty may default on, or fail to honor (or settle) its obligations. To mitigate the risk of a Financing Counterparty bankruptcy, the Fund intends to hold all Collateral in an account at the Fund’s custodian; to settle all cash purchases of its Shares on or before 10:30 a.m. daily and, on each Business Day, only enter into Repos, the cash for which is in the Fund’s account at its custodian or is confirmed by is custodian as pending for deposit into the Fund’s account. In addition, the Adviser will perform a qualitative analysis of each potential Fund counterparty. As part of this analysis, the Adviser will review the credit rating, if any, of each Financing Counterparty. The Fund, however, is not restricted to entering into Repos with Financing Counterparties of a particular credit quality and may engage in Repos with Financing Counterparties that have received any, or no, credit rating.

On any day the Fund has excess cash, the Fund may invest all or a portion of such excess cash in short duration fixed income exchange-traded funds (“ETFs”) and money market funds that invest principally in Treasuries. The Fund may invest up to 20% of its net assets in such ETFs and money market funds and generally invests in ETFs and money market funds that are rated “AAA” by at least one rating agency.

In adverse market, economic, political or other conditions, the Fund may assume a defensive position and may invest up to 100% of its total assets in cash and U.S. Government Securities. The Adviser defines adverse market conditions to include market conditions in which the Repo Rate is less than or equal to 0.00%.

The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index.

Principal Risks

There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investors buying or selling Shares in the secondary market will normally pay brokerage commissions or other charges imposed by brokers as determined by such brokers. These commissions and charges could significantly reduce or even eliminate any positive return from an investment in Shares. The following risks are described in alphabetical order and not in the order of importance or potential exposure.

Agency Securities Risk. While Treasuries and Guaranteed Agency Securities are backed by the full faith and credit of the U.S. government, not all U.S. Government Securities are. Such securities involve a greater risk of non-payment of principal and interest. Any downgrade of the credit rating of Treasuries may result in a downgrade of the credit rating of other U.S. Government Securities.

Collateral Risk. Although the Fund will only engage in Repos for which it has obtained collateral (which will be marked-to-market on a daily basis) equal to at least 101% of the Resale Price, the value of the Collateral may decrease so that it does not fully collateralize the Resale Price of the Repo. Under such circumstances, if the Financing Counterparty either fails to provide additional Collateral or fails to repurchase the Collateral at the Resale Price, the Fund may lose money.

Defensive Position Risk. Anytime the Fund is in a defensive position, it should not be expected to achieve its investment objective and investors should carefully consider whether purchasing or continuing to hold Shares during such periods is appropriate, given their investment goals.

ETF Risks.

Transaction Cost Risk. Investors transacting in Shares on the secondary market are expected to pay brokerage commissions that may erode any profits earned on an investment in Shares. Before investing in Shares, investors should consider the extent to which, given the amount of Shares they are purchasing or selling, their round-trip brokerage commission will offset potential gains.

Premium-Discount Risk. The Shares may trade above or below their net asset value, or NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility.

Secondary Market Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Financing Counterparty Risk. The Fund will engage in Repos with third parties (i.e., Financing Counterparties). The Fund bears the risk that such Financing Counterparties may default on, or fail to honor (or settle) their obligations. Under such circumstances, the Fund may lose money.

Fixed Income Risk. A decline in an issuer's credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. The U.S. Government Securities which will collateralize the Fund’s Repos and fixed income securities are subject to these risks.

Income Risk. The Fund’s income may decline when interest rates fall because of its exposure to short duration securities.

Income Accumulation Risk. The instruments in which the Fund will invest are expected to pay interest income to the Fund, which the Fund will distribute monthly. Accordingly, during each calendar month, income will accrue to the NAV and may be reflected in the secondary market price of Shares. On the first day of each month, such interest income will be distributed by the Fund to holders of Shares as of the last day of the previous month. The NAV will be reduced by the amount of such distributed interest income. This Fund may not be appropriate for investors, who, for tax or other reasons, wish to avoid earning income.

Interest Rate Risk. The market value of fixed income securities, and financial instruments related to fixed income securities, generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities (such as the U.S. Government Securities which will collateralize the Fund’s Repos) is likely to decrease.

Investing in Other Investment Companies Risk. To the extent the Fund invests in ETFs or other investment companies, its performance will be affected by the performance of those other investment companies investments, as well as to the other investment companies’ expenses.

Investment Risk. When you sell Shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that the Fund will achieve its investment objective. This could result in the Fund underperforming comparable investment vehicles.

Mortgage-Backed Securities Risk. Mortgage-backed securities (“MBS”) represent interests in “pools” of mortgages. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying mortgages, particularly during periods of economic downturn. MBS securities held as Collateral may also be more sensitive to interest rate changes and subject to greater price volatility.

New Adviser Risk.  The Adviser has no previous experience advising U.S. registered investment companies.

Non-Diversification Risk. The Fund is non-diversified. As a non-diversified fund, the Fund will be subject to more investment risk and potential for volatility than a diversified fund because its portfolio may include only a limited number of U.S. Government Securities and/or Financing Counterparties.

Not a Money Market Fund Risk. The Fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. The Fund does not seek to maintain a stable net asset value of $1.00 per share.

Operational Risk. If the trading and clearance-and-settlement systems on which the Fund relies fail, the Fund may have difficulty identifying the cash in its accounts for investing in Repos and could commit to too many or too few transactions. Under such circumstances, the Fund may fail to settle one or more transactions and lose money.

Redemption Risk. The Fund may experience redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Repurchase Agreement Risk. Repos are subject to the risk of failure. A Repo “fails” if either party to the trade does not perform its obligations at either the onset, during the course of such Repo or at the maturity of a Repo transaction – either the Financing Counterparty does not deliver or maintain the agreed market value of securities acceptable to the Fund during the term of the Repo, or the Fund does not deliver the agreed upon cash to the Financing Counterparty. Counterparties, on either side, may claim compensation in the case of a fail; however, obtaining compensation can be a timely and expensive process and, therefore, may not be pursued, or even if pursued, may not be successful. If there is a failure to deliver cash collateral, the Fund may have to borrow cash, subject to the borrowing limits of the Investment Company Act of 1940 Act, to make payments on its cash obligations.

Term Risk. Unlike overnight repos, term repos do not provide investors with daily liquidity. However, term repos may be terminated early with the agreement of the Repo counterparty, and may incur a fee or charge for such early termination. In the event of higher than expected redemptions, the Fund may be required to terminate a term repo early and may incur such fees or charges. Such fees or charges commonly reflect the market cost that may be incurred by the Repo counterparty to replace the Repo contract being broken in the then prevailing Repo market. For example, if the Fund wanted to terminate a seven-day Repo on the third day, the Repo counterparty may agree to the early termination if it is able to replace the seven-day Repo with another Repo for the remaining four days. If the prevailing market for a four-day Repo is more expensive, than the original seven-day Repo, the Repo counterparty may charge the cost difference in order to terminate the original seven-day Repo early; however, the Repo counterparty may also require additional fees to terminate the original seven-day Repo early.

Treasuries Risk. U.S. Treasury obligations may pay relatively lower interest rates than other securities. Changes in the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Valuation Risk. Repos are not exchange traded, and pricing services do not provide Repo rates. Rather, the Repo market is a “voice traded” market: participants in the Repo market discover the Repo Rate by calling other participants in the market and determining the market rate for particular amounts of cash and particular kinds of Collateral. Thus, the Fund’s investments in

Repos will be fair valued. Fair valuation is necessarily subjective and may result in the Fund applying a different price to certain investments than another fund may apply to the same investments.

Performance

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Investment Adviser

Acacia Asset Management LLC serves as the Adviser of the Fund.

Portfolio Managers

[________] is a Managing Director and Senior Portfolio Manager for the Adviser. [She/He] is the portfolio manager for the Fund and has managed the Fund since its inception in 2018.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares on a continuous basis only in blocks of a minimum of 100,000 Shares, called “Creation Units.” Creation Units are issued and redeemed in-kind for securities and/or for cash.

Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV.

Tax Information

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you as long-term capital gain to the extent reported by the Fund as “capital gain dividends,” and may also be subject to state or local taxes. Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account. You should consult with your tax advisor regarding the tax effects of your investment in the Shares.

Purchases Through Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

This Prospectus does not describe all of each Fund’s investment practices. For more information about other types of investments each Fund may make, and about the risks of investing in each Fund, please see the Funds’ SAI, which is available upon request.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE

Each Fund may change its investment objectives without shareholder approval, although it does not currently intend to do so.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES

Repurchase agreements (or “Repos”) are contracts between, in effect, two groups of market participants. One group consists of investors with cash seeking an investment that, most importantly, does not pose a risk of loss to principal and, secondarily, provides a rate of return that is competitive to the return that they could obtain by investing in short-term fixed income securities (“Investors”). The other group consists of counterparties (“Financing Counterparties”) who have securities that are acceptable to the Investors and that they can (i) sell to the Investors for a certain period of time (“Collateral”) in exchange for the Investors’ cash and (ii) agree to repurchase those securities at the end of such period. Repo agreements may cover a term of a day, weeks or months (each, a “term”). The most common term for Repos is overnight (“overnight repos”). Repos can also have a term of seven days or less (“term repos”) or a term exceeding seven days.

In an overnight repo, an Investor agrees, effectively, to loan cash to a Financing Counterparty overnight by agreeing to buy Collateral from the Financing Counterparty for one night. Prior to entering into the overnight repo the Investor and Financing Counterparty agree upon: the Collateral to be sold to the Investor overnight; the price that the Investor will pay for the Collateral (“Sale Price”); the price at which the Financing Counterparty will repurchase the Collateral the next day (the “Resale Price”); and the amount by which the Collateral (marked-to-market on a daily basis) will exceed the Resale Price. The Investor’s return in such a Repo transaction is a function of the difference between the Sale Price and the Resale Price. A term repo functions analogously but with a term that is between one and seven days.

The U.S. market for Repos is one of the largest fixed income securities markets, consisting of between $1 trillion and almost $5 trillion of transactions per day. Investors in the Repo market typically consist of money market funds, municipalities, corporations with excess cash on their balance sheets and insurance companies. Financing Counterparties typically consist of banks, broker-dealers, real estate investment trusts (“REITS”), corporations, state and local municipalities, managed funds, public and private investment companies, and sovereign funds, among other securities owners. The Funds will act as an Investor in the Repo market.

In a Repo, the “Repo Rate” represents the Investor’s annualized rate of return in the transaction before fees and expenses. Under certain adverse market conditions, however, the Repo Rate could be negative. The Funds will not enter into Repos with a 0.00% or negative Repo Rate.

Typically, only Investors and Financing Counterparties with significant balances (e.g., $200 million or more) of cash and Collateral, respectively, have had consistent access to the professional U.S. Repo market. There are a variety of regulatory and market-based reasons for this, including that Financing Counterparties necessitate a volume of business to be profitable and, hence, Repos typically are quoted in “round lots” of $50 million or more. As a result, during significant periods, even Investors many would consider to be large institutional investors, such as those with $20 million of cash to invest, have not had access to short-term repos as an investment alternative to short-term fixed income securities and money market instruments, including money market funds, for cash balances with respect to which they primarily seek to protect principal and potentially earn a return.

The Funds are designed to aggregate the balances of its shareholders, however small, and on their behalf, participate in the Repo market as an Investor. In this way, the Funds will provide investors, including individual investors and institutional investors, who seek the cost efficiencies provided by the Funds or cannot (for the reasons described above) participate in the professional Repo markets today, with an alternative to short-term bond funds, including short-term bond ETFs, and money market funds, for their cash balances.

The Funds will act as an Investor in the Repo market.

The Acacia 10:30 am U.S. Government 1-Day Overnight Term RepoETFSM seeks to achieve its investment objective by investing, by 10:30 am ET each Business Day, in overnight repos that are fully collateralized by U.S. Government Securities. Under normal market conditions, the Fund will invest at least 80% of the value of its net assets in overnight repos that are fully collateralized by U.S. Government Securities.

The Acacia 10:30 am U.S. Government 7-Day Maximum Term RepoETFSM seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of the value of its net assets in term repos that are fully collateralized by U.S. Government Securities. The Fund normally will invest by 10:30 am ET each Business Day in term repos that are fully collateralized by U.S. Government Securities. The Fund will not invest in Repos with a term greater than seven days.

A “Business Day” is generally any day that the New York Stock Exchange and the Federal Reserve Bank of New York are open.

The Adviser defines “U.S. Government Securities” as securities issued or guaranteed as to principal or interest by the United States or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the U.S. Congress. U.S. Government Securities are:

•	Bills, bonds and notes that are under 10 years in maturity, and issued and guaranteed by the U.S. Treasury (“Treasuries”);
•	Securities issued by any department, agency, instrumentality or establishment of the U.S. government, which are guaranteed by the U.S. government (“Guaranteed Agency Securities”);
•	Securities issued by any department, agency, instrumentality, establishment or Government Sponsored Entity (“GSE”) of the U.S. government (“Agency Securities”); and
•	Mortgage-backed securities, including trust receipts, fixed and adjustable rate pass-throughs and strips, issued or guaranteed by the Federal National Mortgage Corporation, the Government National Mortgage Association or the Federal Home Loan Mortgage Corporation (“Agency MBS”).

Under normal market conditions, the Funds’ Repos will be collateralized by Collateral-

•	up to 100% of which may be cash;
•	between 10-100% of which may be Treasuries;
•	up to 90% of which may be Guaranteed Agency Securities;
•	up to 90% of which may be Agency Securities;
•	up to 20% of which may be Small Business Administration 7(a) loan pool securities; and
•	up to 75% of which may be Agency MBS.

The Adviser deems a Repo to be “fully collateralized” only if: the value of the securities collateralizing the Repo (including the transaction costs that a Fund reasonably could expect to incur if the Financing Counterparty defaulted) is, and during the entire term of the Repo (marked-to-market on a daily basis), remains at least equal to the Resale Price provided in the Repo; a Fund has a perfected security interest in the Collateral provided; and the Collateral is deposited, directly or indirectly, in a Fund’s account(s) at its custodian.

Under certain circumstances, such as when the Adviser determines that it is warranted by the Collateral or the creditworthiness of a Financing Counterparty, the Adviser may require a Financing Counterparty to provide Collateral equal to at least 101% of the Resale Price. In the Repo market, to the extent a Financing Counterparty is required to provide Collateral with a value that exceeds the Resale Price, the Financing Counterparty is said to be taking a “haircut” on the Collateral. As described herein, a Fund will generally apply a haircut of up to 2% to all Collateral, and deeper haircuts will be applied by the Adviser on behalf of a Fund to Repos on a case-by-case basis where it is deemed necessary and prudent given the type and amount of securities offered as Collateral, or the creditworthiness of the Financing Counterparty.

A Fund bears the risk that a Financing Counterparty may default on, or fail to honor (or settle) its obligations. To mitigate the risk of a Financing Counterparty bankruptcy, the Funds intend to hold all Collateral in accounts at the Funds’ custodian; to settle all cash purchases of its Shares on or before 10:30 a.m. daily on trade date (“T”) and, on each Business Day, only enter into

Repos, the cash for which is in a Fund’s account at its custodian or is confirmed by the custodian through standard NSCC or Fed wire processes as pending for deposit into a Fund’s account at the custodian as of 4:00 pm ET that Business Day. In addition, the Adviser will perform a qualitative analysis of each potential Fund counterparty. As part of this analysis, the Adviser will review the credit rating, if any, of each Financing Counterparty. A Fund, however, is not restricted to entering into Repos with Financing Counterparties of a particular credit quality and may engage in Repos with Financing Counterparties that have received any, or no, credit rating.

The Adviser believes that the Funds have the potential to benefit the existing Investor and Financing Counterparty communities. In particular, the Adviser believes that the Funds will benefit the Investor community by providing a destination for cash balances that offers the benefits of investing in overnight repos and term repos. In part as a consequence of it providing ease of access to the professional Repo market, the Adviser expects the Funds to be particularly attractive investment options for smaller corporations, municipalities, credit unions, corporate trusts, pension funds and insurance companies and for community and regional banks as well as traditional Repo Investors. The Adviser similarly believes that the Funds will benefit the Financing Counterparty community by providing it with an additional source of cash, at market-based rates.

In addition, the Adviser believes that the Funds will benefit the Repo market overall. In light of recent regulatory reforms, which have imposed additional constraints on the balance sheets of the banks and broker-dealers who are the largest participants in the professional Repo market, the Repo market has contracted. The Funds are designed to re-establish a forum for a portion of those Repo activities with fully transparent Repo financing alternatives. Further, because the Funds will enter into Repos with Financing Counterparties only on a delivery-versus-payment (“DVP”) basis, they should minimize the potential for systemic risks.

The Funds are enabled, in part, by the patent pending technology of The Bank of New York Mellon (“BNYM”), also its custodian, transfer agent, administrator and fund accountant. The Adviser is the exclusive licensee of the technology. Such technology, among other things, enables the Funds to settle cash investments of the Funds on trade date (“T”) through normal NSCC processes and/or the Federal Reserve wire system.

The Adviser believes the Funds may be attractive to certain investors due to its potential to provide more favorable returns than money market funds in part as a result of their lower cost structure. The Adviser also believes that the Funds may be attractive to investors who, because they have less than $50 million to commit or otherwise lack the operational capability to invest directly in the Repo market, cannot participate directly in the overnight repo or term repo market given the minimum trading volume usually accepted by market participants.

The Funds are actively managed exchange-traded funds (“ETFs”) that do not seek to replicate the performance of a specified index. On a daily basis, each Fund will seek to invest 100% of its net assets in Repos that are fully collateralized by U.S. Government Securities, but may have uninvested cash, which may be up to 20% of its net assets. On any day a Fund has excess cash, it may invest all or a portion of such excess cash in short duration fixed income exchange-traded funds (“ETFs”) and money market funds that invest principally in Treasuries. A Fund may invest up to 20% of is net assets in such ETFs and money market funds and generally invests in ETFs and money market funds that are rated “AAA” by at least one rating agency.

In adverse market, economic, political or other conditions, each Fund may assume a defensive position and may invest 100% of their total assets in cash and U.S. Government Securities. The Adviser defines adverse market conditions to include market conditions in which the Repo Rate that the Funds could earn on overnight repos is less than or equal to 0.00%.

The Acacia 10:30 am U.S. Government 1-Day Overnight Term RepoETFSM will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in overnight repos that are fully collateralized by U.S. Government Securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

The Acacia 10:30 am U.S. Government 7-Day Maximum Term RepoETFSM will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in term repos that are fully collateralized by U.S. Government Securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

This test is applied at the time a Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require a Fund to dispose of a holding.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT RISKS

The risks are described in alphabetical order and not in the order of importance or potential exposure.

Agency Securities Risk. While Treasuries and Guaranteed Agency Securities are backed by the full faith and credit of the U.S. government, not all U.S. Government Securities are, including Agency Securities and Agency MBS. While the U.S. government has provided financial support to Fannie Mae, GNMA and Freddie Mac, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Such securities involve a greater risk of non-payment of principal and interest. Any downgrade of the credit rating of the U.S. government may result in a downgrade of the credit rating of Treasuries and the U.S. government’s agencies, instrumentalities and GSEs, as well.

Collateral Risk. Although the Fund will only engage in Repos for which it has obtained collateral (which will be marked-to-market on a daily basis) equal to at least 101% of the Resale Price, the value of the Collateral may decrease so that it does not fully collateralize the Resale Price of the Repo. Under such circumstances, if the Financing Counterparty either fails to provide additional Collateral or fails to repurchase the Collateral at the Resale Price, the Fund may lose money.

Defensive Position Risk. Anytime the Fund is in a defensive position, it should not be expected to achieve its investment objective and investors should carefully consider whether purchasing or continuing to hold Shares during such periods is appropriate, given their investment goals.

ETF Risks.

Transaction Cost Risk. Investors generally incur transaction costs in connection with various investments. Here, investors transacting in Shares on the secondary market are expected to incur transaction costs in the form of brokerage commissions. In all cases, transaction costs may erode any profits earned on an investor’s investment. With respect to the Fund, the extent to which an investor’s profits may be eroded may be significant. This is because the Fund’s principal investment strategy, of investing in fully collateralized repos, is expected to generate consistent but modest returns. Assuming an investor earned an annualized return of 0.05% on her investment in Shares, all her Shares were acquired in one transaction and sold in another transaction after 30 days on which she paid a total (or “round-trip”) commission of $20, she would have needed to invest at least 48,000 for her investment in Shares to have been profitable. Before investing in Shares, investors should consider the extent to which, given the amount of Shares they are purchasing or selling, their round-trip brokerage commission will offset any distributions on, or any increase in the value of, their Shares.

Premium-Discount Risk. The Shares may trade above or below their NAV. The NAVs of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares may be related to the same forces influencing the prices of the securities Collateral held by the Fund. However, given that Shares can be purchased and redeemed in large blocks of Shares, called Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the Fund’s portfolio holdings are fully disclosed on a daily basis, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained, but that may not be the case.

Secondary Market Trading Risk. Secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Financing Counterparty Risk. The Fund will engage in Repos with third parties (i.e., Financing Counterparties). The Fund bears the risk that a Financing Counterparty may default on, or fail to honor (or settle) its obligations. Under such circumstances, the Fund may lose money and the value of an investment in Shares may decrease, particularly if the counterparty fails to deliver the Resale Price in cash to the Fund to settle a Repo. The Fund bears the risk that the counterparty to these contracts becomes bankrupt, defaults on its obligations or otherwise fails to honor its obligations. Because of special rules that apply to Repos, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding of a Financing Counterparty. The Fund may obtain only limited recovery or may obtain no recovery in these circumstances. To mitigate the risk of a Financing Counterparty bankruptcy, the Fund intend to hold all Collateral in accounts at the Fund’s custodian; to settle all cash purchases of their Shares prior to 10:30 am daily on trade date (“T”) and, on each Business Day, only enter into Repos, the cash for which is in the Fund’s account(s) at its custodian or is confirmed by the custodian through standard NSCC or Fed wire processes as pending for deposit into the Fund’s account(s) at the custodian as of 4:00 pm ET that Business Day. In addition, the Adviser will perform a qualitative analysis of each potential Financing Counterparty. As part of this analysis, the Adviser will review the credit rating, if any, of each Financing Counterparty. The Fund, however, is not restricted to entering into repos with Financing Counterparties of a particular credit quality and may engage in repos with Financing Counterparties that have received any, or no, credit rating.

Fixed Income Risk. A decline in an issuer's credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease.

Income Risk. The Fund’s income may decline when interest rates fall because of its exposure to short duration securities. In addition, because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Income Accumulation Risk. The instruments in which the Fund will invest are expected to pay interest income to the Fund, which the Fund will distribute monthly. Accordingly, during each calendar month, income will accrue to the NAV and may be reflected in the secondary market price of Shares. On the first day of each month, such interest income will be distributed by the

Fund to holders of Shares as of the last day of the month. The Fund may not be appropriate for investors, who for tax or other reasons wish to avoid earning income.

Interest Rate Risk. The market value of fixed income securities, and financial instruments related to fixed income securities, generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Longer maturity securities tend to be more sensitive to changes in interest rates and more volatile; and thus the Fund with a longer portfolio maturity generally is subject to greater interest rate risk. Given the historically low interest rate environment, risks associated with rising rates are heightened. Because the Fund only invests in short-term Repos, interest rate risk should be minimal compared to longer-dated fixed income securities.

Investing in Other Investment Companies Risk. To the extent the Fund invests in ETFs or other investment companies, its performance will be affected by the performance of those other investment companies. Investments in ETFs and other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. The Fund is actively managed and uses proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective or outperform other investment strategies over the short- or long-term market cycles. Repos of Financing Counterparties selected by the Adviser may not perform as expected. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Mortgage-Backed Securities Risk. Mortgage-backed securities (“MBS”) represent interests in “pools” of mortgages. MBS are subject to credit, interest rate, call, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying mortgage, particularly during periods of economic downturn. MBS differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. Because of prepayments, MBS may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. MBS may also be more sensitive to interest rate changes and subject to greater price volatility. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS.

New Adviser Risk.  The Adviser has no experience advising U.S. registered investment companies, including ETFs. The Adviser has operated as a U.S. registered investment adviser since September 5, 2017.

Non-Diversification Risk. The Fund is non-diversified. As a non-diversified fund, the Fund will be subject to more investment risk and potential for volatility than a diversified fund because their portfolios may include only a limited number of U.S. Government Securities and/or Financing Counterparties. These factors can have a negative effect on the value of the Fund’s Shares.

Not a Money Market Fund Risk. The Fund is not money market funds and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund may be more susceptible than a money market fund is to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund’s investments. The Fund does not seek to maintain a stable net asset value of $1.00 per share.

Operational Risk. If the trading and clearance and settlement systems on which the Fund relies fail, the Fund may have difficulty identifying the cash in their accounts for investing in Repos and could commit to too many or too few transactions. Under such circumstances, the Fund may fail to settle one or more transactions and lose money.

Redemption Risk. The Fund may experience redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Repurchase Agreement Risk. A Repo “fails” if either party does not deliver its portion of the trade – either the Financing Counterparty does not deliver or maintain the agreed market value of securities acceptable to the Fund during the term of the Repo or the Fund does not deliver the agreed upon cash to the Financing Counterparty. Counterparties, on either side, may claim compensation in the case of a fail; however, obtaining compensation can be a timely and expensive process and, therefore, may not be pursued or even if pursued, successful. If the financing customer fails to deliver sufficient acceptable securities or cash as collateral, the Repo investor may claim against the Financing Counterparty, which amount is set by industry standard as approximately 300 basis points, on an annualized basis, multiplied by the amount failed, multiplied by the days of the term of the Repo fail. If the Repo investor fails to deliver, they may be charged a claim of the then Fed Funds Rate, on an annualized basis, multiplied by the amount failed, multiplied by the days of the term of the Repo fail, plus an administrative charge. The Adviser will seek constructive credit coverage under the NSCC clearing agreements of its AP’s whereby any unsettled cash may be available for repurchase agreement transactions even though such cash may not have settled in the Fund’s custody account prior to 10:30 am, to ensure coverage in the event of a fail to deliver cash position.

Term Risk. Unlike overnight repos, term repos do not provide investors with daily liquidity. However, term repos may be terminated early with the agreement of the Repo counterparty, and may incur a fee or charge for such early termination. In the event of higher than expected redemptions, the Fund may be required to terminate a term repo early and may incur such fees or charges. Such fees or charges commonly reflect the market cost that may be incurred by the Repo counterparty to replace the Repo contract being broken in the then prevailing Repo market. For example, if the Fund wanted to terminate a seven-day Repo on the third day, the Repo counterparty may agree to the early termination if it is able to replace the seven-day repo with another Repo for the remaining four days. If the prevailing market for a four-day Repo is more expensive, than the original seven-day Repo, the Repo counterparty may charge the cost difference in order to terminate the original seven-day Repo early; however, the Repo counterparty may also require additional fees to terminate the original seven-day Repo early.

Treasuries Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Valuation Risk. Repos are not exchange traded, and pricing services do not provide repo rates. Rather, the Repo market is a “voice traded” market: participants in the repo market discover the repo rate by calling other participants in the market and determining the market rate for particular amounts of cash and particular kinds of Collateral. Thus, the Fund’s investments in Repos will be fair valued pursuant to such a process. Fair valuation is necessarily subjective and may result in the Fund applying a different price to certain investments than another fund may apply to the same investments.

FUND MANAGEMENT

The Adviser acts as each Fund’s investment adviser. The Adviser is located at 825 Third Avenue, 35th Floor, New York, New York 10022 and is an investment adviser registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940 (the “1940 Act”), as amended. The Adviser was founded in 2014 and was registered as an investment adviser under the 1940 Act on September 5, 2017 and currently manages assets equal to $[ ] million.

The Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities, and to enter into repo agreements, in accordance with the Funds’ objectives, policies, and restrictions. The Adviser continuously reviews, supervises, and administers the Funds’ investment programs, including all clearance and settlement activities related to the Funds’ repos.

The Adviser has entered into a Master Services Agreement (“MSA”) with Matrix Applications LLC (“Matrix”), an affiliate of South Street Securities LLC. Pursuant to the MSA, the Adviser is licensed to use Matrix’s trading system, Tradeblazer, on behalf of the Funds. In addition, pursuant to the MSA, Matrix initiates and monitors nightly clearance and settlement activities of the Funds including nightly accounting reconciliation and any nightly file transfers of the Adviser to BNY Mellon, in its capacity as the Funds’ administrator and custodian; and provides cybersecurity, disaster recovery and business continuity services to the Adviser, including back-

up of counterparty, collateral and other trading records. All repo securities Collateral and cash transactions will settle by way of the Fed wire system.

The Adviser has entered into an investment advisory agreement (“Management Agreement”) with respect to the Funds. Pursuant to that Management Agreement, the Funds pays the Adviser an annual advisory fee based on its average daily net assets for the services and facilities the Adviser provides to the Funds, payable at the annual rate set forth in the table below:

Fund	Advisory Fee
Acacia 10:30 am U.S. Government 1-Day Overnight Term RepoETFSM	0.15%
Acacia 10:30 am U.S. Government 7-Day Maximum Term RepoETFSM	0.15%

Under the Management Agreement, the Adviser bears all of its own costs associated with providing advisory services to the Funds and all expenses of the Funds, except for the fee payment under the Management Agreement, any payment under a Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expense and other extraordinary expenses. The Management Agreement provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to a Fund, by a majority of the outstanding Shares of that Fund, on 60 days’ written notice to the Adviser, and by the Adviser upon 60 days’ written notice. The Management Agreement shall be automatically terminated if it is assigned.

PORTFOLIO MANAGER

[___] is a Managing Director and Senior Portfolio Manager for the Adviser. [She/He] is the portfolio manager of the Funds and, as such, is responsible for the day-to-day management of the Funds’ assets. [_____] most recently was [_____].

The Funds’ SAI provides additional information about the portfolio manager, including other accounts managed, ownership in the Funds, and compensation.

APPROVAL OF MANAGEMENT AGREEMENTS

A discussion regarding the basis for the Board of Trustee’s approval of the Management Agreement will be available in the Funds’ first report to shareholders.

OTHER SERVICE PROVIDERS

ALPS Fund Services, Inc. (“Distributor”), 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the distributor of Creation Units (defined below) for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc.

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian, transfer agent and fund accounting agent for the Funds. The administrative, custodial, transfer, settlement and/or accounting processes applicable to the Funds are subject to a pending business process patent held by BNYM and/or its affiliate(s) and are licensed exclusively to the Adviser and its affiliates.

K&L Gates LLP, 1601 K Street, NW, Washington, District of Columbia 20006, serves as legal counsel to the Trust.

ALPS Fund Services, Inc. provides a Chief Compliance Officer as well as certain additional compliance support functions to the Trust.

[________], located at [___________], serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

NYSE Arca

Shares of the Funds are not sponsored, endorsed or promoted by NYSE Arca, Inc. NYSE Arca is not responsible for, nor has it participated, in the determination of the timing of, prices of, or quantities of Shares of a Fund to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. NYSE Arca has no obligation or liability to owners of the Shares of the Funds in connection with the administration, marketing or trading of the Shares of the Funds. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BUYING AND SELLING FUND SHARES

Shares will be issued or redeemed by the Funds at NAV per Share only in Creation Units of 100,000 Shares, which will cost over $1 million. Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, Shares are not redeemable with the Funds.

Shares will trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors, called Authorized Participants or “APs,” will purchase and redeem Shares directly from a Fund. APs may acquire Shares directly from a Fund, and APs may tender their Shares for redemption directly to a Fund, at NAV per Share only in large blocks, or “Creation Units.” Purchases and redemptions directly with a Fund must follow the Fund’s procedures, which are described in the SAI.

Buying and Selling Shares on the Secondary Market

Most investors will buy and sell Shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in a Fund and no minimum number of Shares you must buy.

Shares of the Funds will be listed on NYSE Arca, Inc. (the Exchange) under the symbol RPOG and _____. The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. For information about buying and selling Shares on the Exchange or in the secondary markets, contact your broker.

Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares of a Fund and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Fund.

Share Trading Prices. The trading prices of the Shares may differ from a Fund’s daily net asset value, or “NAV,” and can be affected by market forces of supply and demand for a Fund’s Shares, the prices of a Fund’s portfolio securities, economic conditions and other factors.

A market information provider, through the facilities of the Consolidated Tape Association, intends to disseminate the approximate value of a Fund’s portfolio every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for Repo investments may not be updated during trading hours. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate values and make no warranty as to the accuracy of these values.

Continuous Offering. The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-

dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940, as amended (the “Investment Company Act”). As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

ACTIVE INVESTORS AND MARKET TIMING

The Board of Trustees has evaluated the risks of market timing activities by the Funds’ shareholders. The Board noted that a Fund’s Shares can only be purchased and redeemed directly from a Fund in Creation Units by APs and that a certain amount of trading in a Fund’s Shares is expected to occur on the secondary market. Because the secondary market trades do not directly involve a Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), the Board of Trustees noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board of Trustees noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact its ability to achieve its investment objective. However, the Board of Trustees also noted that direct trading by APs is critical to ensuring that a Fund’s Shares trade at or close to NAV. A Fund may also employ fair valuation pricing, which may minimize potential dilution from market timing. In addition, a Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by it in effecting trades. Given this structure, the Board of Trustees determined that it is not necessary to adopt policies and procedures to detect and deter market timing of a Fund’s Shares.

DISTRIBUTION AND SERVICE PLAN

The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act. No distribution or service fees are currently paid by the Funds, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Funds because they would be paid on an ongoing basis.

NET ASSET VALUE

The net asset value, or “NAV,” of Shares is calculated each business day at 10:30 a.m. Eastern Time.

The Funds calculate their NAV per Share by:

• Taking the current market value of total assets,

• Subtracting any liabilities, and

• Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

When calculating the NAV of the Funds’ Shares, income and expenses are accrued and applied daily. Securities held by the Funds are valued at their market value when reliable market quotations are readily available. Fixed-income investments maturing in 60 days or less may be valued using the amortized cost method or, like those maturing in excess of 60 days, at the readily available market price. Investments in money market funds are valued at their NAVs. Pricing services, approved and monitored pursuant to a policy approved by the Funds’ Board, may provide market quotations based on both market prices and indicative bids. If a market quotation is not readily available or is deemed not to reflect market value, a Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. The Funds’ investments in repos are not expected to be priced by a pricing service. Therefore, the Funds expect to employ fair valuation more frequently than other funds.

As a result of using fair valuation, the Funds may value certain investments at a price higher or lower than another fund would have priced them. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare a Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular investment is accurate.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the Funds at www.acacia.fund. Among other things, this website includes this Prospectus, the SAI, the Funds’ last annual and semi-annual report, pricing information about Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV. In addition, the website discloses the Funds’ holdings, including the Collateral provided pursuant to the overnight repos into which it enters with Financing Counterparties, by Collateral type, individual CUSIP number, market value and excess of Resale Price represented by Collateral.

Each day the Funds are open for business, the Trust publicly disseminates the Funds’ full portfolio holdings as of the close of the previous day through its website at www.acacia.fund. A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

Premium/Discount Information. Information about the premiums and discounts at which the Shares have traded will be available at www.acacia.fund.

INVESTMENTS BY OTHER INVESTMENT COMPANIES

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Act are subject to the restrictions set forth in Section 12(d)(1) of the Act, except as permitted by an exemptive order of the SEC. The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares of the Funds beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment. Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Fund Distributions

The Funds generally pay out dividends from their net investment income, if any, to shareholders monthly, and distributes their net capital gains, if any, to shareholders annually. These amounts, net of expenses, are passed along to Fund shareholders as “income dividends.” The Funds realize capital gains or losses whenever they sells securities. Net long-term capital gains are distributed to shareholders as “capital gain dividends.”

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Funds’ shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Shares of the distributing Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in this Prospectus is provided only as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Fund distributions to you and sale of your Shares in a Fund will have tax consequences to you. Such consequences may not apply if you hold your Shares through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account or 401(k) plan.

Taxes on Distributions

Distributions by the Funds generally are taxable to you as ordinary income or capital gains. Distributions of the Funds’ “investment company taxable income” (which is, generally, ordinary income, net short-term capital gain in excess of net long-term capital loss, and net gains or losses from certain foreign currency transactions) will be taxable as ordinary income to the extent of the Funds’ current or accumulated earnings and profits, whether paid in cash or reinvested in additional Shares.

Distributions of the Funds’ net capital gain (which is net long-term capital gain in excess of net short-term capital loss) that are properly designated by the Funds as “capital gain dividends” will be taxable to you as long-term capital gains at a maximum rate of 15% in the case of individuals, trusts or estates (20% for taxpayers with taxable income exceeding $406,750 or $457,600 if married and filing jointly), regardless of your holding period in a Fund’s Shares and regardless of whether paid in cash or reinvested in additional Shares. Distributions in excess of a Fund’s earnings and profits first will reduce your adjusted tax basis in its Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 15% (or 20% in some cases, as noted above), if the distributions are attributable to Shares held by you for more than one year. Distributions by the Funds that qualify as “qualified dividend income” are taxable to you at the long-term capital gain rate. In order for a distribution by a Fund to be treated as qualified dividend income, it must be attributable to dividends a Fund receives on stock of most domestic corporations and certain foreign corporations with respect to which a Fund satisfies certain holding period and other requirements and you must meet similar requirements with respect to a Fund’s Shares.

Distributions of a Fund’s investment company taxable income and net capital gains will also be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income” for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly) and for certain trusts and estates.

Corporate shareholders are generally eligible for the 70% dividends-received deduction with respect to a Fund’s ordinary income dividends, but not its capital gain dividends, to the extent a Fund designates such dividends as qualifying for this deduction, except that the aggregate amount so designated in any year cannot exceed the dividends received by a Fund from domestic corporations.

Under a dividend reinvestment service, if offered, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you. You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

You may be subject to federal back-up withholding tax, if you have not provided a Fund with a taxpayer identification number (for an individual, a social security number) and made other required certifications. You may also be subject to state and local taxes on distributions, sales and redemptions.

TAXES WHEN SHARES ARE SOLD

Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year; otherwise, it will be classified as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received with respect to such Shares. In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same Fund are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

An Authorized Participant that exchanges equity securities for one or more Creation Units generally will recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time and the exchanger’s aggregate basis in the securities surrendered plus (or minus) the Cash Component paid (or received). A person who redeems one or more Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received plus (or minus) the Cash Component received (or paid). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Unit(s) cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption of one or more Creation Units is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing is only a summary of certain federal income tax considerations under current law, which is subject to change in the future. Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is in the Funds’ SAI.

HOUSEHOLDING POLICY

It is the policy of the Funds to mail only one copy of the prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in the Fund(s) covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Acacia Trust, c/o Acacia Asset Management LLC; 825 Third Avenue, 35th Floor; New York, NY 10022 or calling us at: +1 (212)755.2530.

FINANCIAL HIGHLIGHTS

The Funds have not yet commenced operations as of the date of this Prospectus and therefore do not have a financial history.

If you would like more information about the Funds and the Trust, the following documents are available free, upon request:

Annual/Semi-Annual Reports to Shareholders

Additional information about the Funds is available in the annual and semi-annual reports to shareholders. The annual report explains the market conditions and investment strategies affecting the Funds’ performance during the last fiscal year.

Statement of Additional Information

An SAI dated [DATE], 2018, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report, when available, or the SAI, or to request additional information about the Funds, please contact us as follows:

Call:	212.755.2530
Write:	Acacia Trust,
c/o Acacia Asset Management LLC;
825 Third Avenue, 35th Floor;
New York, NY 10022
Visit:	www.acacia.fund

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

Information about the Funds, including their reports and SAI, has been filed with the SEC. It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 202.551.8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

Investment Company Act File No. 811-xxxxx.

The information in this statement of additional information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Subject to completion

Preliminary Statement of Additional Information

Dated December 29, 2017

STATEMENT OF ADDITIONAL INFORMATION

Acacia 10:30 am U.S. Government 1-Day Overnight Term RepoETFSM (RPOG)

Acacia 10:30 am U.S. Government 7-Day Maximum Term RepoETFSM (RPO_)

825 Third Avenue, 35th Floor, New York, New York 10022

PHONE: (212) 755-2530

[   ], 2018

Shares of the Funds are, or will be, listed and traded on the NYSE Arca, Inc.

This SAI describes the initial series of the Acacia Trust. The Trust is an open-end registered management investment company under the Investment Company Act, and is currently comprised of two Funds: Acacia 10:30 am U.S. Government 1-Day Overnight Term RepoETFSM (RPOG) and Acacia 10:30 am U.S. Government 7-Day Maximum Term RepoETFSM (RPO_) (the “Funds”).

The Funds are actively managed exchange-traded funds. Acacia Asset Management LLC (“Adviser”), serves as the investment adviser to the Funds.  ALPS Distributors, Inc. serves as the Distributor for the Funds.

This SAI, dated [   ], 2018 is not a prospectus. It should be read in conjunction with the Funds’ Prospectus, dated [   ], 2018, which incorporates this SAI by reference. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Distributor, calling [    ] or visiting www.acacia.fund. An annual report for the Funds will be available in the same manner.

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust. This SAI does not constitute an offer to sell securities.

GLOSSARY

The following terms are used throughout this SAI, and have the meanings used below:

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Adviser” means Acacia Asset Management LLC

“Authorized Participant” means a broker-dealer or other participant in the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a participant in DTC with access to the DTC system, who has executed an agreement with the Distributor that governs transactions in the Funds’ Creation Units.

“Board” means the Board of Trustees of the Trust.

“Business Day” means any day on which the Trust is open for business.

“Cash Component” means an amount of cash equal to the NAV of a Creation Unit and a Transaction Fee calculated in connection with creations.

“Cash Redemption Amount” means an amount of cash equal to the NAV of a Creation Unit plus a Transaction Fee calculated in connection with redemptions.

“CEA” means the Commodity Exchange Act, as amended.

“CFTC” means the Commodity Futures Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended.

“Creation Unit” means an aggregation of 100,000 Shares that a Fund issues and redeems on a continuous basis at NAV. Shares will not be issued or redeemed except in Creation Units.

“Distributor” means ALPS Fund Services, Inc.

“Dodd-Frank Act” means the Dodd-Frank Wall Street Reform and Consumer Protection Act.

“DTC” means the Depository Trust Company.

“Exchange” means the NYSE Arca, Inc.

“FINRA” means the Financial Industry Regulatory Authority.

“Fund” means each series of the Trust discussed in this SAI: the Acacia 10:30 am U.S. Government 1-Day Overnight Term RepoETFSM or the Acacia 10:30 am U.S. Government 7-Day Maximum Term RepoETFSM (___).

“Fund Deposit” means the Cash Component necessary to purchase a Creation Unit from a Fund.

“Fund Redemption” means the Cash Redemption Amount received in connection with the redemption of a Creation Unit.

“IIV” means an approximate per Share value of a Fund’s portfolio, disseminated every fifteen seconds throughout the trading day by the Exchange through the facilities of the Consolidated Tape Association or other information providers, known as the Intraday Indicative Value.

“Investment Company Act” means the Investment Company Act of 1940, as amended.

“IRS” means the Internal Revenue Service.

“NAV” means the net asset value of a Share.

“NSCC” means the National Securities Clearing Corporation.

“NYSE” means the NYSE Arca, Inc.

“Overnight Fund” means the Acacia 10:30 am U.S. Government 1-Day Overnight Term RepoETFSM.

“Prospectus” means the Funds’ Prospectus, dated [ ], 2018, as amended and supplemented from time to time.

“SAI” means this Statement of Additional Information, dated [ ], 2018, as amended and supplemented from time to time.

“SEC” means the United States Securities and Exchange Commission.

“Shares” means the shares of a Fund.

“Term Fund” means the Acacia 10:30 am U.S. Government 7-Day Maximum Term RepoETFSM.

“Transaction Fees” are fees imposed to compensate the Trust for costs incurred in connection with transactions for Creation Units. For the Transaction Fees applicable to a Fund, see “Transaction Fees” in this SAI.

“Trust” means the Acacia Trust, a Delaware statutory trust.

TRUST AND FUND OVERVIEW

The Trust is a Delaware statutory trust formed on November 1, 2013 and an open-end registered management investment company comprised of two Funds, which are discussed in this SAI. Each Fund is non-diversified, actively-managed exchange-traded funds. The offering of the Shares is registered under the 1933 Act.

Each Fund offers and issues Shares at NAV only in aggregations of a specified number of Shares, generally in exchange for an all cash payment. Shares of each Fund will be listed and traded on the Exchange. Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual funds, Shares are not individually redeemable securities. Rather, each Fund issues and redeems Shares on a continuous basis at NAV, only in Creation Units of 100,000 Shares. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

In the instance of creations and redemptions, Transaction Fees may be imposed. Such fees are limited in accordance with requirements of the SEC applicable to management investment companies offering redeemable securities. Some of the information contained in this SAI and the Prospectus — such as information about purchasing and redeeming Shares from a Fund and Transaction Fees — is not relevant to most retail investors because it applies only to transactions for Creation Units and most retail investors do not transact for Creation Units.

Once created, Shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

Each Fund is “actively managed” and do not seek to replicate the performance of a specified index.

EXCHANGE LISTING AND TRADING

Shares of each Fund will be listed and traded on the Exchange. Shares trade on the Exchange or in secondary markets at prices that may differ from their NAV or IIV, including because such prices may be affected by market forces (such as supply and demand for Shares). As is the case of other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges. Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits, which would have no effect on the NAV.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of a Fund for 30 or more consecutive trading days, or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of a Fund.

Each Fund is not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of a Fund to achieve its objectives. The Exchange has no obligation or liability in connection with the administration, marketing or trading of a Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy regarding the disclosure of information about each Fund’s portfolio securities. Under the policy, portfolio holdings of each Fund, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting or news services, including the website www.acacia.fund. In addition, each Business Day a portfolio composition file is publicly disseminated prior to the opening of the Exchange via the NSCC.

INTRADAY INDICATIVE VALUE

The IIV is an approximate per Share value of a Fund’s portfolio holdings, which is disseminated every fifteen seconds throughout the trading day by the Exchange through the facilities of the Consolidated Tape Association or by other information providers. The IIV is based on the current market value of a Fund’s Fund Deposit. The IIV does not necessarily reflect the precise composition of the current portfolio of securities, including repurchase agreements, held by a Fund at a particular point in time. The IIV should not be viewed as a “real-time” update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. A Fund is not involved in, or responsible for, the calculation or dissemination of the IIV and make no warranty as to the accuracy of the IIV.

INVESTMENT POLICIES AND RESTRICTIONS

The investment policies enumerated in this section may be changed with respect to a Fund only by a vote of the holders of a majority of a Fund’s outstanding voting securities, except as noted below:

1.  Each Fund may not borrow money, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Each Fund may not issue senior securities, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

3.  Each Fund may not engage in the business of underwriting securities except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

4.  Each Fund may not purchase or sell real estate, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief, unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

5.  Each Fund may not purchase or sell commodities, contracts relating to commodities or options on contracts relating to commodities except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief. This policy shall not prevent the Fund from purchasing or selling foreign currency or purchasing, selling or entering into futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments as currently exist or may in the future be developed.

6.  Each Fund may not make loans, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief. This policy shall not prevent the Fund from purchasing debt instruments, acquiring loans or loan participations, or entering into repurchase agreements.

7.  Each Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of a Fund’s total assets would be invested in the securities of issuers whose principal business activities are in the same industry (excluding investment companies).

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s investments will not constitute a violation of such limitation.  Thus, a Fund may continue to hold a security even though it causes a Fund to exceed a percentage limitation because of fluctuation in the value of a Fund’s assets, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act or the relevant rules, regulations or interpretations thereunder.

For purposes of applying the limitation set forth in the concentration policy, a Fund, with respect to any equity holdings, will generally use the industry classifications provided by the Global Industry Classification System. Securities of the U.S. Government (including its agencies and instrumentalities) and tax-free securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by U.S. Government securities) are not considered to be issued by members of any industry.

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS

In addition to the investments identified in the Funds’ Prospectus, the Funds may invest in the following:

Cash Items

The Funds may invest a portion of their assets in cash or cash items pending other investments.

Illiquid Securities

The Funds may purchase illiquid securities. A Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws, such as where a Fund has obtained material, non-

public information about a security it holds. The Funds may not be able to sell illiquid securities when the Adviser considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on NAV. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on a Fund’s liquidity.

Investments in Money Market Funds

The Funds may invest in the securities of money market funds, which are investment companies, to the extent that such an investment would be consistent with the requirements of the 1940 Act or any exemptive order issued by the SEC. If a Fund invests in, and, thus, is a shareholder of, a money market fund, a Fund’s shareholders will indirectly bear a Fund’s proportionate share of the fees and expenses paid by the money market fund, including advisory fees, in addition to both the management fees payable directly by a Fund to a Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Certain money market funds that operate in accordance with Rule 2a-7 under the 1940 Act float their NAV while others seek to preserve the value of investments at a stable NAV (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed, and it is possible for a Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent a Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts a Fund redeems from the money market fund (i.e., impose a liquidity fee).

Investments in Securities of ETFs

The Funds may invest in the securities of ETFs that are traded on an exchange and that hold a portfolio of securities. When investing in the securities of ETFs, a Fund will be indirectly exposed to all the risks of the portfolio securities they hold. The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. ETFs are investment companies that are registered as open-end management companies or unit investment trusts.

Shares of ETFs are listed and traded in the secondary market. Many ETFs are passively managed and seek to provide returns that track the price and yield performance of a particular index or otherwise provide exposure to an asset class. Although such ETFs may invest in other instruments, they largely hold the securities (e.g., common stocks) of the relevant index or financial instruments that provide exposure to the relevant asset class. The share price of an ETF may not track its specified market index, if any, and may trade below its NAV. An active secondary market in the shares of an ETF may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions, or other reasons. There can be no assurance that the shares of an ETF will continue to be listed on an active exchange.

Repurchase Agreements

Each Fund may invest in repurchase agreements (“repos”) collateralized by fixed income securities issued or guaranteed by the U.S. Government, its departments, agencies, instrumentalities, and political subdivisions. The Overnight Fund invests at least at least 80% of the value of its net assets in repos with overnight maturity (“overnight repos”) that are fully collateralized by U.S. Government Securities. The Term Fund invests at least 80% of the value of its net assets in repos with maturities not exceeding seven days (“term repos”) that are fully collateralized by U.S. Government Securities.

Repos are contracts between, in effect, two groups of market participants. One group consists of investors with cash seeking an investment that, most importantly, does not pose a risk of loss to principal and, secondarily, could provide a rate of return equal to or better than the return that they could obtain by investing in other short-term fixed income securities (“Investors”). The other group consists of investors who have securities that are acceptable to the Investors and that they can sell to the Investors for a certain period (“Collateral”) in exchange for the Investors’ cash and agreement to repurchase those securities (“Financing Counterparties”). Repo agreements may cover a term of a day, weeks or months (each, a “term”); however, the most common term for Repos is overnight.

In an overnight repo, an Investor agrees to loan cash to a Financing Counterparty overnight. Prior to entering into the overnight repo the Investor and Financing Counterparty agree upon: the Collateral to be sold to the Investor overnight; the price that the Investor will pay for the Collateral (“Sale Price”); the price at which the Financing Counterparty will repurchase the Collateral the next day (the “Resale Price”); and the amount by which the Collateral (marked-to-market on a daily basis) will exceed the Resale Price. The Investor’s return in such a repo transaction is a function of the difference between the Sale Price and the Resale Price. Term repos function analogously but with maturities between one day and seven days.

A Fund bears a risk of loss in the event that the Financing Counterparty defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. Repos with lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the Financing Counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the Financing Counterparty default and the amount of collateral is not sufficient to cover the Financing Counterparty’s obligation, a Fund would retain the status of an unsecured creditor of the Financing Counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting Financing Counterparty) with respect to the amount of the shortfall. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.

A Fund bears the risk that a Financing Counterparty may default on, or fail to honor (or settle) its obligations. Under such circumstances, the Fund may lose money and the value of an investment in Shares may decrease, particularly if the Counterparty failed to deliver the Resale Price in cash to the Fund to settle a repo. A Fund bears the risk that the Counterparty to these contracts becomes bankrupt, defaults on its obligations or otherwise fails to honor its obligations. The Fund may obtain only limited recovery or may obtain no recovery in these circumstances. To mitigate the risk of a Financing Counterparty bankruptcy, the Fund intends to hold all Collateral in accounts at its custodian; to settle all cash purchases of its Shares on or before 10:30 a.m. daily on trade date (“T”) and, on each Business Day, only enter into repos, the cash for which is in the Fund’s account at its custodian or is confirmed by the custodian through standard NSCC or Fed wire processes as pending for deposit into its accounts at the custodian as of 4:00 pm ET that Business Day. In addition, the Adviser will perform a qualitative analysis of each potential Fund counterparty. As part of this analysis, the Adviser will review the credit rating, if any, of each Financing Counterparty. A Fund, however, are not restricted to entering into repos with Financing Counterparties of a particular credit quality and may engage in repos with Financing Counterparties that have received any, or no, credit rating. A copy of the Adviser’s Credit and Investment Policy, which describes the standards the Adviser will use in assessing counterparty risk, is available in Appendix C.

Repos Collateralized by Fixed Income Securities

Fixed income securities include fixed and floating rate securities. Fixed rate securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate. Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, are generally referred to in this SAI as “fixed income securities.”

Holders of fixed income securities are exposed to both market and credit risk. Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. Given the historically low interest rate environment, risks associated with rising rates are heightened. Credit risk relates to the ability of an issuer to make payments of principal and interest. Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors.

Because interest rates vary, the future income of a Fund investing in repo collateralized by fixed income securities cannot be predicted with certainty.

Repos Collateralized by Mortgage-Backed Securities

The Funds may invest in repos collateralized by mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. Those securities may be guaranteed by a U.S. Government agency or instrumentality (such as GNMA); or issued and guaranteed by U.S. Government-sponsored stockholder-owned corporations, though not backed by the full faith and credit of the U.S. (such as by Federal Home Loan Mortgage Corporation (“Freddie Mac”) or Federal National Mortgage Association (“FNMA” or “Fannie Mae”)), and described in greater detail below). The Funds will not invest in repos collateralized by mortgage-backed securities issued by fully private issuers.

U.S. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a U.S. Government-sponsored corporation owned by stockholders. It is subject to general regulation by the Federal Housing Finance Authority ("FHFA"). Fannie Mae purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on pass-through securities that it issues, but those securities are not backed by the full faith and credit of the U.S. Government.

Freddie Mac is a U.S. Government-sponsored corporation. Freddie Mac issues Participation Certificates ("PCs"), which represent interests in mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on the PCs it issues, but those PCs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage-backed securities may be significantly affected by changes in interest rates, the markets’ perception of issuers, the structure of the securities and the creditworthiness of the parties involved. Some mortgage-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-backed securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-backed securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-backed security will influence the yield of that security, affecting its value. Because prepayments of principal generally occur when interest rates are declining, a holder of such securities may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-backed securities, reducing their sensitivity to changes in market interest rates.

The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac. However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend them emergency funds and to purchase their stock. In September 2008, those capital concerns led the U.S. Treasury and the FHFA to announce that they had been placed in conservatorship.

Since that time, Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases as well as U.S. Treasury and Federal Reserve purchases of their mortgage backed securities. While the mortgage backed securities purchase programs ended in 2010, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth. Since Fannie Mae and Freddie Mac were placed into conservatorship, they required U.S. Treasury support of approximately $187.5 billion through draws under the preferred stock purchase agreements. However, including payments after the third quarter of 2016 (of $3.0 billion from Fannie Mae and $2.3 billion from Freddie Mac), they have together paid $255.8 billion to the Treasury in dividends (although those payments do not constitute a repayment of their draws). Although Freddie Mac reported a net loss over the third quarter of 2015 and the first quarter of 2016 of $475 million and $354 million, respectively, neither of them has required a draw from the U.S. Treasury since the second quarter of 2012. The FHFA stated that Fannie Mae and Freddie Mac may need an injection of Treasury capital in the future. In all, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and MBS they issue into the future.

In addition, the future of Fannie Mae and Freddie Mac is in serious question as the U.S. Government is considering multiple options, ranging on a spectrum from significant reform, nationalization, privatization, consolidation, or abolishment of the entities. Congress is considering several pieces of legislation that would reform them, proposing to address their structure, mission, portfolio limits, and guarantee fees, among other issues.

The FHFA and the U.S. Treasury (through its agreement to purchase Fannie Mae and Freddie Mac preferred stock) have imposed strict limits on the size of their mortgage portfolios. In August 2012, the U.S. Treasury amended its preferred stock purchase agreements to provide that the portfolios of Fannie Mae and Freddie Mac will be wound down at an annual rate of 15 percent (up from the previously agreed annual rate of 10 percent), requiring Fannie Mae and Freddie Mac to reach the $250 billion target four years earlier than previously planned. (As of September 30, 2016, Fannie Mae and Freddie Mac have met their interim reduction targets, with Freddie Mac’s balance of $308.1 billion and Fannie Mae’s balance of $306.5 billion.)

U.S. Government Securities

The Funds may invest in U.S. Government securities and repos collateralized by U.S. Government securities. U.S. Government securities include securities issued or guaranteed by the U.S. Government or its authorities, departments, agencies, or instrumentalities. Different kinds of U.S. Government securities have different kinds of government support. For example, some U.S. Government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the U.S. Other U.S. Government securities are issued or guaranteed by federal agencies or U.S. Government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. Government (e.g., debt securities issued by Freddie Mac, Fannie Mae, and Federal Home Loan Banks.

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. Government to tighten the availability of credit.

As with other fixed income securities, U.S. Government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. Government securities may fall during times of rising interest rates. Yields on U.S. Government securities tend to be lower than those of corporate securities of comparable maturities.

PORTFOLIO TURNOVER

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Overnight repos and term repos would be excluded from the calculation of portfolio turnover since they have a remaining maturity of less than one-year.

As a result, a Fund’s reported portfolio turnover rate may be low despite relatively high portfolio activity which could, in turn, produce correspondingly greater expenses for the Fund, including dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of a fund, the higher these transaction costs borne by the fund and its long-term shareholders. Such sales may result in the realization of taxable capital gains (including short-term capital gains, which, when distributed, are generally taxed to shareholders at ordinary income tax rates). Each Fund’s investment strategies may result in high portfolio turnover activity.

The Funds have not commenced operations as of the date of this SAI. Accordingly, no portfolio turnover information is provided for them.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Board is comprised of four (4) Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust (the “Independent Trustees”). The fund complex includes all funds advised by the Adviser (“Fund Complex”).

The Trustees, their age (by date of birth), term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age (by year of birth), term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o 825 Third Avenue, 35th Floor, New York, New York 10022.

Name, Address, Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Stephen W. Cook, Jr.	Trustee		Senior Vice President, State Street Corporation (2017-present); Chief Operating Officer, Global ETFs, BNY Mellon Asset Servicing. (____ - 2017)
Mark F. Ferraris	Trustee		Chief Executive Officer, Citadel SPV LLC. (____ - present)
Orlando C. Figueroa	Trustee		Senior Managing Director, Citadel SPV LLC. (____ - present)		Advisory Board of Resilient Capital Managers.
Interested Trustee*

Scott D. Gordon	Trustee	0	Managing Director and Chief Credit and Risk Officer, Acacia Asset Management LLC (02/2015-present).	2	None

* Mr. Gordon is an “interested person,” as defined by the Investment Company Act of 1940, as amended, because of his employment with and ownership interest in the Adviser.

Officers

Name, Address, Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Chief Compliance Officer
Vice President
Principal Financial Officer

Additional Information About the Trustees

The following provides information additional to that set forth in the table above regarding other relevant qualifications, experience, attributes or skills applicable to each Trustee.

Stephen W. Cook, Jr.: Until 2017, Mr. Cook was responsible for all aspects of the Exchange Traded Fund, Unit Investment Trust and Closed-End Fund businesses at The Bank of New York Mellon. Mr. Cook held the position of ETF Global Product Manager from 2005-2009, guiding the product offering, business strategy and technology development for the ETF business for The Bank of New York Mellon. In the eight years prior to that, he held increasingly senior positions within operations, relationship management and sales for these businesses at The Bank of New York Mellon. Mr. Cook is highly regarded in the ETF industry as an expert with respect to operational and marketing matters.

Mark F. Ferraris: Mr. Ferraris has spent more than 25 years in the global banking financial services industry in a variety of disciplines, including trust and fiduciary, processing and technology services. For 13 years, Mr. Ferraris was Global Head of the Corporate Trust Services Group at The Bank of New York.

Orlando C. Figueroa: Mr. Figueroa has over 20 years of U.S. and global capital markets experience. Prior to joining Citadel SPV, he was Managing Director - Corporate Governance and New Business Development of Lord Securities Corporation, where his responsibilities included business development, senior oversight of Lord Securities’ corporate governance practice, and managing all daily aspects of document review and execution, including legal response and transaction management.

Scott D. Gordon: For over 25 years, Mr. Gordon has had leadership positions in the structured investment and securitization businesses focusing on credit and structuring related issues for complex capital market transactions, covering a range of transaction types, both in the U.S. and Europe. Before joining Acacia, Mr. Gordon was a Managing Director of Arque Advisors, where he was Principal and Chief Investment Officer of the company’s flagship real estate related fund.

The Board has determined that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve, and should serve, on the Board. To make this determination the Board considered a variety of criteria, none of which in isolation was controlling. Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills.

Board Structure

Mr. Cook serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel.

The Board normally holds four regularly scheduled meetings each year, at least one of which is in person. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees meet separately at each regularly scheduled in-person meeting of the Board; during a portion of each such separate meeting management is not present. The Independent Trustees may also hold special meetings, as needed, either in person or by telephone.

The Board will conduct a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees is appropriate under the circumstances. Based on such self-assessment, among other things, the Board will consider whether its current structure is appropriate. As part of this self-assessment, the Board will consider several factors, including the number of funds overseen by the Board, their investment objectives, and the responsibilities entrusted to the Adviser and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Fund.

The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. As part of its oversight function, the Board monitors the Adviser’s risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board has not established a standing risk committee. Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility. To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation and internal controls reports. Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them. The Board expects all parties, including, but not limited to, the Adviser, other service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.

The Board generally exercises its oversight as a whole, but has delegated certain oversight functions to an Audit Committee. The function of the Audit Committee is discussed in detail below.

Committees

The Board currently has three standing committees: an Audit Committee, a Nominating Committee and a Qualified Legal Compliance Committee. Each Independent Trustee serves on each of these committees.

The purposes of the Audit Committee are to: (1) oversee generally the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity, and objectivity of the Funds’ financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Funds’ accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board.

The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act (“Interested Person”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are Interested Persons of the Trust; and (3) review periodically the workload and capabilities of the Trustees and, as the Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Committee will generally not consider potential candidates for nomination identified by shareholders.

The purpose of the Qualified Legal Compliance Committee is to evaluate and recommend resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust. The Qualified Legal Compliance Committee meets when necessary.

Compensation of Trustees

The Independent Trustees were elected to the Board of the Trust effective November 2017 and prior to that date had not received any compensation from the Funds. The Trust’s officers and any interested Trustees receive no compensation directly from the Trust.

The Independent Trustees determine the amount of compensation that they receive. In determining compensation for the Independent Trustees, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because of the time demands of their duties as Independent Trustees, and that they undertake significant legal responsibilities. The Independent Trustees also consider the compensation paid to independent board members of other registered investment company complexes of comparable size.

Independent Trustees are paid $[   ] per quarter for attendance at meetings of the Board. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. The Trust does not accrue pension or retirement benefits as part of the Funds’ expenses, and Trustees are not entitled to benefits upon retirement from the Board.

The Trust commenced operations in [2018] and has not had operations for a full year. The table shows the estimated compensation that is contemplated to be paid to Trustees for a full year by the Fund Complex:*

Independent Trustees	Compensation	Compensation Deferred	Total Compensation from the Fund Complex Paid to Trustee
	$[ ]	$[0]	$[ ]
	$[ ]	$[0]	$[ ]
Interested Trustee
**	$[0]	$[0]	$[0]

* Trustee compensation is allocated across the series of the Fund Complex on the basis of assets under management.

** Mr. Gordon is an “interested person,” as defined by the Investment Company Act, because of their employment with and ownership interest in the Adviser.

Equity Ownership of Trustees. As of [   ], the Trustees did not own any of the outstanding Shares of the Funds as the Funds were not operational prior to that date.

As of [   ], none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust.

Codes of Ethics

[The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. In addition, the Adviser and the Distributor each has adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a “Code of Ethics” and together the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in IPOs. Copies of the Codes of Ethics will be filed with the SEC, and will be available to the public.]

Proxy Voting

The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in the Funds’ portfolios. Under this authority, the Adviser is required by the Board to vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI.

The Trust will annually disclose its complete proxy voting record on Form N-PX. The Trust’s most recent Form N-PX will be available without charge, upon request, by calling [   ]. The Trust’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Prior to the commencement of investment operations and the public launch of the Funds, the Adviser owned all of the initial Shares issued by each Fund. No other person owns of record or is known by each Fund to own beneficially 5% or more of the Fund’s outstanding equity securities.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Management Agreement

Under an investment advisory agreement between the Adviser and the Trust, on behalf of each Fund (“Management Agreement”), each Fund pays the Adviser a fee at an annualized rate, which is calculated daily and paid monthly, based on its average daily net assets, set forth in the table below:

Fund	Advisory Fee
Acacia 10:30 am U.S. Government 1-Day Overnight Term RepoETFSM	0.15%
Acacia 10:30 am U.S. Government 7-Day Maximum Term RepoETFSM	0.15%

The Adviser manages the investment and the reinvestment of the assets of each Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940 and is limited partnership organized under the laws of Delaware. The address of the Adviser is 825 Third Avenue, 35th Floor, New York, New York 10022. [[   ] control the Adviser through their voting interests in the Adviser.] The Adviser was founded in [   ] and provides investment advisory services to [   ]. As of [   ], 2018, the Adviser managed approximately $[   ] million.

Under the Management Agreement, the Adviser bears all of the costs of each Fund, except for the advisory fee, payments under the Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).

The Adviser has contractually agreed to waive its fees and reimburse expenses of each Fund so that its management fee is limited to 0.03% of average net assets until [DATE]. This contractual agreement can only be changed with approval of the Fund’s Board of Trustees.

The Management Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, but will be liable to the Trust and its shareholders only for willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Management Agreement also provides that the Adviser may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

The Management Agreement with respect to each Fund will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the vote of the Trustees or by a vote of a majority of the shareholders of a Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Management Agreement or Interested Persons of any person thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, by the Board or by a majority of the outstanding shares of a Fund, on 60 days’ written notice to the Adviser, and by the Adviser upon 60 days’ written notice and that it shall be automatically terminated if it is assigned.

Custodian and Transfer Agent

The Bank of New York Mellon (“BNY”), located at 101 Barclay Street, New York, New York 10286, serves as the Custodian and Transfer Agent of each Fund’s assets. As Custodian, BNY has agreed to: (1) make receipts and disbursements of money on behalf of a Fund, (2) collect and receive all income and other payments and distributions on account of a Fund’s portfolio investments, and (3) make periodic reports to a Fund concerning its operations. BNY does not exercise any supervisory function over the purchase and sale of securities.

As Transfer Agent, BNY has agreed to: (1) issue and redeem shares of a Fund in Creation Units, (2) make dividend and other distributions to shareholders of a Fund, (3) maintain shareholder accounts, and (4) make periodic reports to a Fund.

Administrator

BNY serves as the Administrator, and Fund Accountant to each Fund. The Administrator provides each Fund with all required general administrative services, including, without limitation, clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of all reports, updates to registration statements, and all other materials required to be filed or furnished by a Fund under federal and state securities laws. As compensation for these services, the Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees [which are accrued daily and paid monthly by the Adviser from its fees].

PORTFOLIO MANAGER

The following table provides information about the portfolio manager who has day-to-day responsibility for management of the Funds. The reporting information is provided as of [ ], 2018:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Performance Fee Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Potential Conflicts of Interest

The portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one fund or account over another. Another potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. [The Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.] There can be no assurance, however, that these policies and procedures will be effective.

Compensation

[      ]

PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage Transactions

The Adviser typically executes each Fund’s brokerage transactions for cash. Generally, purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. The purchase price for repo transactions bought from dealers serving as market makers will include the dealer’s mark-up or reflect a dealer’s mark-down.

The Funds had not commenced operations as of the date of this SAI. Accordingly, no brokerage commission information is provided for it.

Brokerage Selection

The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions. In selecting brokers or dealers to execute portfolio transactions, the Adviser seeks to obtain the best price and most favorable execution for the Funds and may take into account a variety of factors including: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) the Adviser’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) the Adviser’s knowledge of any actual or apparent operational problems of a broker or dealer. Brokers or dealers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, or other circumstances.

When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Adviser may not select a broker-dealer based on the lowest commission rate or spread available for a particular transaction. In such cases, the Adviser may pay a higher commission or spread than otherwise obtainable from other brokers in return for brokerage or research services provided to the Adviser consistent with Section 28(e) of the 1934 Act, which provides that the Adviser may cause the Funds to pay a broker-dealer a commission or spread for effecting a transaction in excess of the amount of commission or spread another broker-dealer would have charged as long as the Adviser makes a good faith determination that the amount of commission or spread is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. To the extent the Adviser obtains brokerage and research services that it otherwise would acquire at its own expense, the Adviser may have an incentive to place a greater volume of transactions or pay higher commissions or spreads than would otherwise be the case.

In some cases, the Adviser may receive a product or service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser will make a good faith allocation between the research and non-research uses of the product or service. The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

The Funds had not yet commenced operations as of the date of this SAI. Therefore, they have not paid any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser.

Brokerage with Fund Affiliates

Although not expected, the Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser, or the Distributor for a commission in conformity with the Investment Company Act, the 1934 Act and rules promulgated by the SEC. Under the Investment Company Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the affiliate and the Funds expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those who are not “interested persons” of the Funds, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.

The Funds had not yet commenced operations as of the date of this SAI. Therefore, it has not paid any commissions to affiliated broker-dealers.

Securities of “Regular Broker-Dealers”

The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the Investment Company Act) that the Funds may hold at the close of its most recent fiscal year. “Regular brokers and dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. The Funds had not yet commenced operations as of the date of this SAI. Therefore, they have not held any securities of its “regular brokers and dealers.”

THE DISTRIBUTOR

The Distributor is ALPS Distributors, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Transactions in Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act (“Plan”). In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. In addition, if the payment of management fees by a Fund is deemed to be indirect financing by the Fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that the Adviser may use its legitimate profits to pay for expenses incurred in connection with providing services intended to result in the sale of Shares. The Adviser may pay amounts to third parties for distribution or marketing services on behalf of the Fund.

The Plan was adopted in order to permit the implementation of each Fund’s method of distribution. No fees are currently paid by a Fund under the Plan, however, and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis. If fees were charged under the Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. The Plan is a compensation plan, which means that, if the Plan were activated, the Distributor would be compensated regardless of its expenses, as opposed to a reimbursement plan which would reimburse only for expenses incurred.

The Plan will remain in effect for a period of one year and is renewable from year to year so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by a Fund unless such amendment is approved by an Investment Company Act majority vote of the outstanding shares and by the Trustees in the manner described above. The Plan is terminable at any time by a vote of a majority of the Rule 12b-1 Trustees or by an Investment Company Act majority vote of the outstanding shares.

ACCOUNTING AND LEGAL SERVICE PROVIDERS

Independent Registered Public Accounting Firm

[___________], located at [_____________], serves as each Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of each Fund.

Legal Counsel

K&L Gates LLP, located at 1601 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on November 1, 2013 and has authorized capital of unlimited Shares of beneficial interest of no par value that may be issued in more than one class or series. Currently, the Trust consists of two actively managed series—the Acacia 10:30 am U.S. Government 1-Day Overnight Term RepoETFSM and the Acacia 10:30 am U.S. Government 7-Day Maximum Term RepoETFSM. The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the Investment Company Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders, but if requested in writing by shareholders of at least 25% of the outstanding Shares of a Fund, the Trust will call a meeting of shareholders of the relevant Fund. Shareholders holding two-thirds of Shares outstanding of a Fund may remove Trustees of such Fund from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares are freely transferable. Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights. The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of a Fund may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits that would have no effect on the value of an investor’s investment in a Fund.

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust that are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of a Fund’s property for all loss and expense of the Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC acts as Securities Depository for Shares. Shares of each Fund is represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

DETERMINATION OF NET ASSET VALUE

The net asset value, or NAV, of Shares of a Fund is calculated each business day at 10:30 a.m. Eastern Time. Each Fund’s NAV per Share is computed by dividing the net assets of the Fund by the number of Shares of the Fund outstanding. For further information, see the “Net Asset Value” section of the Prospectus, which is incorporated by reference herein.

Unlike equity securities, repos are not exchange traded. In addition, unlike fixed income securities, there are currently no pricing services that provide prices (i.e., return rates) on repos (the “repo rate”). Rather, the repo market is a “voice traded” market: participants in the repo market discover the repo rate by calling other participants in the market and determining the market rate for particular amounts of cash and particular kinds of Collateral. Thus, pursuant to the fair value procedures approved by the Board, prior to entering into any repo, the Adviser, on behalf of the Funds, will obtain quotations from multiple (at least three (3)) dealers (collectively, the “Dealer Panel”) as to the repo rate they, or their client(s), will pay to enter into (i.e., obtain cash from the Fund pursuant to) a repo, based on the Collateral to be provided.

TRANSACTIONS IN CREATION UNITS

Each Fund sells and redeems Shares in Creation Units principally for cash on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. A Fund will not issue fractional Creation Units. Shares of a Fund will only be issued against full payment, as further described in the Prospectus and this SAI.

For orders received in proper form before 10:30 a.m. Eastern time on a given business day, each Fund expects to effect deliveries as follows, in each case on a T+0 basis: (i) Creation Units on that day (where federal funds in the appropriate amount are deposited with the Custodian by 4:00 p.m. Eastern time that day); and (ii) redemption proceeds on that day. For orders received in proper form on or after 10:30 a.m. Eastern time on a given business day, each Fund expects to effect deliveries as follows, in each case on a T+1 basis: (i) Creation Units on the next day (where federal funds in the appropriate amount are deposited with the Custodian by 4:00 p.m. Eastern time the next day); and (ii) redemption proceeds on the next day.

A Creation Unit is an aggregation of 100,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of a Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

To purchase or redeem any Creation Units from a Fund, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.”

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Purchasing Creation Units

Fund Deposit.  The consideration for a Creation Unit of a Fund is the Fund Deposit. The Fund Deposit is primarily expected to consist of an all cash payment (“Cash Value”).

The Transfer Agent, through the NSCC, makes available on each Business Day, the Cash Value, effective through and including the previous Business Day, per Creation Unit.

The announced Fund Deposit is applicable, subject to any adjustments as described below, for purchases of Creation Units of a Fund until such time as the next-announced Fund Deposit is made available.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit.

Order Cut-Off Time.  For an order involving a Creation Unit to be effectuated at a Fund’s NAV on a particular day, it must be received by the Distributor by or before the deadline for such order (“Order Cut-Off Time”). The Order Cut-Off Time for creation and redemption orders for each Fund is 10:30 am Eastern Time for Cash Value transactions. On days when the Exchange or bond markets close earlier than normal (such as the day before a holiday), the Order Cut-Off Time is expected to track the Exchange closing and be similarly earlier than normal.

Cash should be transferred to a Fund by 4:00 p.m. Eastern time on the day of the Transmittal Date (as defined below).

Placement of Creation Orders. All purchase orders must be placed by or through an Authorized Participant. To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor. The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC

Participants that are also participants in the Clearing Process of the NSCC. Fund Deposits that are a Cash Value may be delivered through the Clearing Process or the Federal Reserve System. Orders for a Fund may be made outside the Clearing Process.

Orders Using Clearing Process. In connection with creation orders made through the Clearing Process, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day the order is placed (“Transmittal Date”) if (i) such order is received by the Distributor by the Order Cut-Off Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. [Cash Component will be delivered using either the Clearing Process or the Federal Reserve System, as described below.]

Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of cash directly through DTC. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 4:00 p.m. Eastern time.

An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the Order Cut-Off Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. If the Custodian does not receive the Cash Component by the appointed time, such order may be canceled. Upon written notice to the Distributor, a canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current Cash Component. Authorized Participants that submit a canceled order will be liable to a Fund for any losses resulting therefrom.

Acceptance of Orders for Creation Units.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares, would own 80% or more of the currently outstanding Shares of a Fund; (iii)  acceptance of the Fund Deposit would have adverse tax consequences to a Fund; (iv) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (v) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust, a Fund or the Adviser, have an adverse effect on the Trust, the Fund or the rights of beneficial owners; or (vi) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor and the Adviser make it practically impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy and computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. A Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit. Once a Fund has accepted a creation order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until a Fund obtains good title to the cash and Transaction Fee.

For orders received in proper form before 10:30 a.m. Eastern time on a given business day, a Fund expects to effect deliveries as follows, on a T+0 basis: (i) Creation Units on that day (where federal funds in the appropriate amount are deposited with the Custodian by 4:00 p.m. Eastern time that day). For orders received in proper form on or after 10:30 a.m. Eastern time on a given business day, a Fund expects to effect deliveries as follows, on a T+1 basis: (i) Creation Units on the next day (where federal funds in the appropriate amount are deposited with the

Custodian by 4:00 p.m. Eastern time the next day). However, the delivery of Creation Units will generally occur no later than the third Business Day following the Transmittal Date for securities.

In all cases, Authorized Participants will create and redeem Creation Units on the same trade date. The Trust reserves the right to settle these transactions on a net basis.

The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to 10:30 am, Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 4:00 p.m. Eastern time that day. If the order is not placed in proper form by 10:30 am, Eastern time, and federal funds in the appropriate amount are not received by 4:00 p.m. Eastern time that day, then the order may be canceled or deemed unreceived and the Authorized Participant effectuating such transaction will be liable to a Fund for any losses resulting therefrom.

Transaction Fees

To compensate the Trust for costs incurred in connection with creation and redemption transactions, investors will be required to pay to the Trust a Transaction Fee as follows:

Fund	Transaction Fee
Acacia 10:30 am U.S. Government 1-Day Overnight Term RepoETFSM	$[ ]	*
Acacia 10:30 am U.S. Government 7-Day Maximum Term RepoETFSM	$[ ]	*

The Transaction Fee applies to purchases of a Fund on any Business Day, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time).

The Adviser may adjust the Transaction Fee from time to time. The Transaction Fee is based, in part, on the number of holdings in a Fund’s portfolio and may be adjusted if the number of holdings increase.

Cash Purchase Method. The investor must pay the cash equivalent of the Fund Deposit, which may be subject to Transaction Fees.

Redeeming Creation Units

Fund Redemptions.  Fund Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day. The redemption proceeds for a Creation Unit will typically consist of the Cash Value, in all instances equal to the value of a Creation Unit.

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

Creation Units will typically be redeemed solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value. The Cash Value for redemption of Creation Units will be the same as the Cash Value for purchases of Creation Units on that Business Day.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Placement of Redemption Orders. Redemptions must be placed to the Transfer Agent through the Distributor. In addition, redemption orders must be processed either through the DTC process or the Clearing Process. To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption order to the Distributor.

An Authorized Participant submitting a redemption order is deemed to represent to a Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Fund. A Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification report, does not provide sufficient verification of the requested representations, the redemption order will not be considered to be in proper form and may be rejected by the Fund.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders deemed received will be effectuated based on the NAV of a Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after the Order Cut-Off Time will be deemed received on the next Business Day and will be effected at the NAV next determined on such next Business Day. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to a Fund, together with such additional information as may be required by the Distributor. Cash Redemption Amounts will be delivered using either the Clearing Process or the Federal Reserve System.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on the Transmittal Date; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date and (b) the Cash Redemption Amount by [12:00 p.m.] Eastern time on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed.

Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption order, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf it is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the securities are customarily traded and to which such securities (and any cash in lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

If a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant or an Authorized Participant with the ability to transact through the Federal Reserve System, as applicable, not later than Order Cut-Off Time on the Transmittal Date, and the requisite number of Shares of a Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either: (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.

The Authorized Participant may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Cash Redemption Method. In the case of a cash redemption, the investor will receive the Cash Value minus any Transaction Fees.

A Creation Unit tendered for redemption and the payment of the Cash Redemption Amount, any cash in lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

TAXATION

The following supplements the tax information contained in the Prospectus.

For federal income tax purposes, each Fund is treated as a separate corporate entity and has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code.  Such qualification generally relieves a Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with applicable requirements.  If, for any reason, a Fund does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, the Fund would be subject to federal tax on all of its taxable income at regular corporate rates, without any deduction for dividends to shareholders.  In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of such Fund’s current and accumulated earnings and profits and would be eligible for taxation at reduced rates for non-corporate shareholders and for the dividends received deduction available in some circumstances to corporate shareholders.  Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough and cannot be remedied, the Fund could be disqualified as a regulated investment company.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute currently an amount equal to at least 98% of their ordinary taxable income and 98.2% of their capital gain net income (excess of capital gains over capital losses), if any.  Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

Any market discount recognized by a Fund on a bond is taxable as ordinary income.  A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount.  Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The tax principles applicable to transactions in financial instruments that may be engaged in by a Fund and investments in passive foreign investment companies (“PFICs”) are complex and, in some cases, uncertain.  Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions or to borrow money so as to make sufficient distributions to shareholders to avoid corporate-level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.  In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the PFIC shares.

Distributions from a Fund’s net investment income, including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Certain income distributions paid by a Fund to individual taxpayers are taxed at rates applicable to net long-term capital gains. This tax treatment applies only if certain holding period requirements and other requirements are satisfied by the shareholder and the dividends are attributable to qualified dividend income received by a Fund itself. For this purpose, “qualified dividend income” means dividends received by a Fund from United States corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period and other requirements in respect of the stock of such corporations. Distributions reinvested in additional Shares of a Fund through the means of a dividend reinvestment service will be taxable dividends to shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash.  Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long shareholders have held the Shares.

If, for any calendar year, the total distributions made exceed a Fund’s current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder’s basis in his or her Shares, and thereafter as gain from the sale of Shares.  The amount treated as a tax-free return of capital will reduce the shareholder’s adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Shares.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Long-term capital gains of non-corporate taxpayers generally are taxed at a maximum rate of 15% (20% for taxpayers with taxable income exceeding [$406,750 or $457,600] if married and filing jointly). The Funds will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends, if any, which may qualify for the dividends received deduction or as qualified dividend income.

An investor also should be aware that the benefits of the reduced tax rate applicable to long-term capital gains may be impacted by the application of the alternative minimum tax to individual shareholders.

Certain net investment income received by an individual having adjusted gross income in excess of $200,000 (or $250,000 for married individuals filing jointly) will be subject to a U.S. federal Medicare contribution tax of 3.8 percent. Undistributed net investment income of trusts and estates in excess of a specified amount also will be subject to this tax. Any taxable dividends paid by a Fund, and gains realized on redemption of Fund shares, will constitute investment income of the type subject to this tax.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of a Fund as an investment through such plans.

Investment income received by a Fund from sources within foreign countries and gains they realize on the disposition of foreign securities may be subject to foreign income taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries cannot be determined. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign issuers, that Fund will be eligible and intends to file an election with the IRS to pass through to its shareholders the amount of foreign taxes paid by that Fund. However, there can be no assurance that a Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by that Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against federal income taxes. You may be subject to rules that limit or reduce your ability to fully deduct or claim a credit for your pro rata share of the foreign taxes paid by a Fund in which you invest.

A Fund will be required in certain cases to impose “backup withholding” on taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the IRS for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are “exempt recipients.”  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the transferred securities different from the market value of such securities on the date of deposit.  The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Except as described below, dividends paid by a Fund to non-U.S. Shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and net short-term capital gains.  In order to obtain a reduced rate of withholding, a non-U.S. Shareholder will be required to provide an IRS Form W-8BEN or W-8BEN-E certifying its entitlement to benefits under a treaty.  The withholding tax does not apply to regular dividends paid to a non-U.S. Shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. Shareholder’s conduct of a trade or business within the United States.  Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. Shareholder were a U.S. Shareholder.  A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).  A non-U.S. Shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, withholding tax will not apply to any distributions to a non-U.S. Shareholder of net long-term capital gains over net short-term capital loss or upon such a shareholder’s sale or other disposition of Shares. For taxable years beginning on or before December 31, 2013, withholding tax also did not apply to “interest-related dividends” and “short-term capital gain” dividends. It is possible that legislation will be enacted extending this exemption to later periods.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), a U.S. withholding tax of 30% will apply to payments to certain foreign entities of U.S.-source dividends paid after July 1, 2014, and the gross proceeds paid after December 31, 2016, from dispositions of shares that produce U.S.-source dividends, unless various U.S. information reporting and due diligence requirements that are different from, and in addition to, the beneficial owner certification requirements described above have been satisfied. Non-U.S. shareholders should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and sale or disposition of a Fund’s common shares.

FINANCIAL STATEMENTS

[       ]

Appendix A

Proxy Voting Policies and Procedures for the Trust

[       ]

A-1

Appendix B

Description Of Securities Ratings

B-1

Appendix C

Credit and Investment Policy

[          ]

ACACIA TRUST

PART C

Item 28. Exhibits.

(a)	(i)	Certificate of Trust. (Filed herewith)
	(ii)	Amended and Restated Trust Instrument. (Filed herewith)
(b)		By-laws. (Filed herewith)
(c)		Trust Instrument, Articles IV, V, and VI, and By-Laws, Articles V, VI, VII and VIII
(d)		Form of Investment Advisory Agreement between Registrant and Acacia Asset Management, LLC (Filed herewith)
(e)	(i)	Distribution Agreement between Registrant and ALPS Fund Services, Inc. (To be filed by subsequent amendment)
	(ii)	Form of Authorized Participant Agreement. (To be filed by subsequent amendment)
(f)		Bonus, profit sharing or pension plans. (Not applicable)
(g)		Custody Agreement between Registrant and The Bank of New York Mellon. (To be filed by subsequent amendment)
(h)	(i)	Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon. (To be filed by subsequent amendment)
	(ii)	Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon. (To be filed by subsequent amendment)
(i)		Opinion and Consent of Counsel. (To be filed by subsequent amendment)
(j)		Consent of Independent Registered Public Accounting Firm. (To be filed by subsequent amendment)
(k)		Financial Statements Omitted from Prospectus. (None)
(l)		Letter of Investment Intent. (To be filed by subsequent amendment)
(m)		Plan Pursuant to Rule 12b-1 with respect to shares of the Registrant. (To be filed by subsequent amendment)
(n)		Plan Pursuant to Rule 18f-3 under the 1940 Act. (Not applicable)
(o)		Reserved.
(p)	(i)	Code of Ethics of Registrant. (To be filed by subsequent amendment)
	(ii)	Code of Ethics of Acacia Asset Management, LLC. (To be filed by subsequent amendment)
	(iii)	Code of Ethics of ALPS Fund Services, Inc. (To be filed by subsequent amendment)
(q)		Power of Attorney (Filed herewith)

Item 29. Persons Controlled by or Under Common Control with the Fund.

None

Item 30. Indemnification.

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Trust Instrument dated as of November 1,

2013 (the “Trust Instrument”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended. The Registrant’s Trust Instrument provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity.

In particular, Article IX, Sections 2 and 3 of the Registrant’s Trust Instrument provide as follows:

Section 2.             INDEMNIFICATION.

(a)          Subject to the exceptions and limitations contained in subsection (b) below:

(i)       every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii)       as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)          No indemnification shall be provided hereunder to a Covered Person:

(i)       who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii)       in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)         The rights of indemnification herein provided may be insured against by policies maintained by the Trust or the applicable Series, as the case may be, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)         To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section; provided, however, that any such advancement will be made in accordance with any conditions required by the Commission.

(e)         Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered

Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 3.             INDEMNIFICATION OF SHAREHOLDERS. If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him or her for any act or obligation of the Series and satisfy any judgment thereon thereto from the Assets belonging to the Series.

Sections 6 and 9 of the Advisory Agreement between the Registrant and Acacia Asset Management, LLC provides:

6.           EXPENSES. During the term of this Agreement, the Adviser shall pay all of the expenses of each Fund of the Trust, except for the fee payment under this Agreement, payments under each Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto).

9.           STANDARD OF CARE; LIMITATIONS OF LIABILITY.

(a)         Adviser will give the Trust the benefit of the Adviser’s best judgment and efforts in rendering its services to the Trust. Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund, the Trust or any of its shareholders, in connection with the matters to which this Agreement relates, except to the extent that such a loss results from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, director, employee, or agent of Adviser, who may be or become an officer, Trustee, employee or agent of the Trust shall be deemed, when rendering services to any Fund or the Trust or acting with respect to any business of such Fund or the Trust, to be rendering such service to or acting solely for the Fund or the Trust and not as an officer, director, employee, or agent or one under the control or direction of Adviser even though paid by it.

(b)         Adviser is expressly put on notice of, and hereby acknowledges and agrees to, the limitation of shareholder liability as set forth in the Trust Instrument of the Trust and agrees that the obligations assumed by the Trust under this contract shall be limited in all cases to the Trust and its assets. Adviser shall not seek satisfaction of any such obligation from the shareholders or any shareholder of the Trust, nor shall Adviser seek satisfaction of any such obligation from the Trustees or any individual Trustee of the Trust. Adviser understands that the rights and obligations of each series of shares of the Trust under the Trust Instrument are separate and distinct from those of any and all other series.

(c)          Neither party shall be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

(d)         Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

Item 31.  Business and Other Connections of the Investment Advisor.

Reference is made to the caption “Fund Management” in the Prospectus constituting Part A that is included in this Registration Statement and “Management of the Funds” in the Statement of Additional Information constituting Part B that is included in this Registration Statement.

The information as to the directors and executive officers of Acacia Asset Management, LLC is set forth in Acacia

Asset Management, LLC Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-111080), and is incorporated herein by reference.

Item 32.  Principal Underwriters.

(a)         ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Barings Funds Trust, BBH Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Capital Management Funds, Centre Funds, Century Capital Management Trust, Cion Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF Trust, ETFS Trust, Elevation ETF Trust, Elkhorn ETF Trust, ETF Managers Trust, Financial Investors Trust, Firsthand Funds, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, IVY NextShares Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Natixis ETF Trust, NorthStar Real Estate Capital Income Fund, NorthStar Real Estate Capital Income Fund-T, Oak Associates Funds, OWLshares ETF Trust, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Sierra Total Return Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, USCF ETF Trust, USCF Mutual Funds Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, and Wilmington Funds.

(b)         The following directors and officers of the Distributor, ALPS Fund Services, Inc., hold the following positions with the Registrant. The principal business address of each director and officer of the Distributor is provided below.

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Senior Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Taylor Ames	Vice President	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None

Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

** The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)         Not applicable.

Item 33.  Location of Accounts and Records.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the addresses below.

Acacia Asset Management, LLC 825 Third Avenue, 35th Floor New York, New York 10022	The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Item 34.  Management Services.

Not applicable.

Item 35.  Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 29th day of December 2017.

ACACIA TRUST

By:	/s/ Dean A. Christiansen
Dean A. Christiansen
President and Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

	Title	Date

/s/ Stephen Cook *	Trustee	December 29, 2017
Stephen Cook

/s/ Mark Ferraris *	Trustee	December 29, 2017
Mark Ferraris

/s/ Orlando Figueroa *	Trustee	December 29, 2017
Orlando Figueroa

/s/ Scott Gordon	Trustee and Principal	December 29, 2017
Scott Gordon	Financial Officer

/s/ Dean A. Christiansen	President and Principal	December 29, 2017
Dean A Christiansen	Executive Officer

* Signatures affixed by Franklin H. Na on December 29, 2017 pursuant to a power of attorney filed herewith.

EXHIBIT INDEX

EX-99.a.i	Certificate of Trust

EX-99.a.ii	Trust Instrument

EX-99.b	By-Laws

EX-99.d	Form of Investment Advisory Agreement between Registrant and Acacia Asset Management, LLC

EX-99.q	Power of Attorney